UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: October 1, 2015 – December 31, 2015

Item 1.  Schedule of Investments.

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2015

Shares	Security Description	Value

Long Positions - 75.6%
Equity Securities - 33.8%
Common Stock - 33.1%
Consumer Discretionary - 3.6%
35,355	American Airlines Group, Inc. (a)(b)(c)	$1,497,284
82,139	American Eagle Outfitters, Inc.	1,273,155
39,620	Bed Bath & Beyond, Inc. (a)(c)(d)	1,911,665
3,012	Chipotle Mexican Grill, Inc., Class A (d)	1,445,308
17,165	CVS Health Corp. (a)(c)	1,678,222
104,222	GameStop Corp., Class A (a)	2,922,385
96,070	General Motors Co. (a)(b)	3,267,341
95,829	Green Plains Partners LP	1,557,221
25,590	Harley-Davidson, Inc. (a)(c)	1,161,530
37,733	Iconix Brand Group, Inc. (d)	257,716
18,345	Jack in the Box, Inc. (a)	1,407,245
42,830	Kohl's Corp. (a)(c)	2,039,993
16,428	Lithia Motors, Inc., Class A (a)	1,752,375
177,968	Luby's, Inc. (d)	795,517
32,020	Macy's, Inc. (a)(b)(c)	1,120,060
13,690	McDonald's Corp. (b)	1,617,337
18,719	Sears Holdings Corp. (d)	384,863
32,485	Sony Corp., ADR (a)	799,456
30,118	The Habit Restaurants, Inc., Class A (d)	694,521
14,920	The Walt Disney Co. (a)(c)	1,567,794
23,273	Tractor Supply Co. (a)	1,989,841
3,000	Viacom, Inc., Class B (b)	123,480
38,332	Vitamin Shoppe, Inc. (d)	1,253,456
23,025	Wal-Mart Stores, Inc. (a)(c)	1,411,432
19,346	Zoe's Kitchen, Inc. (d)	541,301
		34,470,498
Consumer Staples - 8.8%
25,000	Aggreko PLC	335,500
100,000	Avon Products, Inc.	405,000
13,690	Calavo Growers, Inc.	670,810
396,778	Cott Corp. (a)	4,360,590
70,000	Diageo PLC, ADR	7,634,900
261,327	Everi Holdings, Inc. (a)(d)	1,147,226
108,000	Express Scripts Holding Co. (c)(d)	9,440,280
60,000	Hengan International Group Co., Ltd.	565,500
189,164	Kindred Healthcare, Inc. (a)	2,252,943
20,000	McCormick & Co., Inc., Non-Voting Shares	1,711,200
130,000	Nestle SA, ADR	9,674,600
91,862	Nomad Foods, Ltd. (d)	1,083,972
39,000	PepsiCo, Inc.	3,896,880
35,594	Phibro Animal Health Corp., Class A (a)	1,072,447
90,000	Philip Morris International, Inc.	7,911,900
36,963	Post Holdings, Inc. (a)(d)	2,280,617
148,000	Sanofi, ADR	6,312,200
55,000	Sysco Corp.	2,255,000
53,000	The Coca-Cola Co. (c)	2,276,880
75,000	The Procter & Gamble Co.	5,955,750
842,401	TherapeuticsMD, Inc. (a)(d)	8,735,698
43,807	Tyson Foods, Inc., Class A (a)	2,336,227
35,594	Zoetis, Inc. (a)	1,705,665
		84,021,785
Energy - 3.4%
24,625	Baker Hughes, Inc. (a)	1,136,444
11,863	Buckeye Partners LP	782,483
34,226	Cheniere Energy Partners LP (a)	892,272
61,796	Cone Midstream Partners LP (a)	608,691
10,000	ConocoPhillips	466,900
8,174	Diamond Offshore Drilling, Inc. (a)	172,471

Shares	Security Description	Value

24,548	Energy Transfer Partners LP	$828,004
29,890	EnLink Midstream Partners LP	495,576
48,877	Enterprise Products Partners LP	1,250,274
11,000	Exxon Mobil Corp.	857,450
25,370	FMC Technologies, Inc. (a)(d)	735,984
54,759	Green Plains, Inc.	1,253,981
70,140	Halliburton Co. (a)(c)	2,387,566
26,238	MPLX LP	1,031,941
395	National Oilwell Varco, Inc. (a)(c)	13,229
37,300	Noble Corp. PLC	393,515
10,752	NuStar Energy LP	431,155
28,365	NuStar GP Holdings, LLC	599,920
52,435	Schlumberger, Ltd. (a)(c)	3,657,341
187,209	SolarEdge Technologies, Inc. (a)(d)	5,273,677
18,061	Southcross Energy Partners LP	64,297
315,000	Spectra Energy Corp.	7,541,100
45,904	Tallgrass Energy GP LP (a)	733,087
13,056	Valero Energy Partners LP	673,820
914	Western Gas Partners LP	43,442
		32,324,620
Financial - 4.5%
29,115	American Express Co. (a)(b)(c)	2,024,948
68,890	American International Group, Inc. (a)(b)(c)	4,269,113
23,850	Aon PLC	2,199,209
168,725	Bank of America Corp. (a)(b)(c)	2,839,642
2	Berkshire Hathaway, Inc., Class A (a)(d)	395,600
24,125	Berkshire Hathaway, Inc., Class B (a)(c)(d)	3,185,465
100,000	Brookfield Asset Management, Inc., Class A	3,153,000
44,770	Citigroup, Inc. (a)(b)	2,316,847
38,271	InfraREIT, Inc. REIT (a)	708,014
57,750	JPMorgan Chase & Co. (a)(b)(c)	3,813,232
140,820	Leucadia National Corp. (a)	2,448,860
26,000	The Bancorp, Inc. (d)	165,620
185,000	The Bank of New York Mellon Corp. (c)	7,625,700
138,000	WR Berkley Corp.	7,555,500
		42,700,750
Healthcare - 0.7%
10,000	Becton Dickinson and Co.	1,540,900
1,200	CR Bard, Inc.	227,328
30,832	Gilead Sciences, Inc. (a)	3,119,890
21,000	Johnson & Johnson	2,157,120
		7,045,238
Industrial - 3.9%
332,968	Aegean Marine Petroleum Network, Inc. (a)	2,783,612
88,985	Briggs & Stratton Corp. (a)	1,539,441
6,500	CH Robinson Worldwide, Inc.	403,130
12,729	Colfax Corp. (d)	297,222
103,000	Expeditors International of Washington, Inc.	4,645,300
138,865	Jacobs Engineering Group, Inc. (a)(d)	5,825,387
12,920	Precision Castparts Corp. (a)	2,997,569
283,400	Quanta Services, Inc. (a)(d)	5,738,850
1,932,614	Revolution Lighting Technologies, Inc. (d)	1,536,428
35,085	The Boeing Co. (a)(c)	5,072,940
47,916	Trimble Navigation, Ltd. (a)(d)	1,027,798
43,209	Tutor Perini Corp. (a)(d)	723,319
20,520	Union Pacific Corp. (a)(b)(c)	1,604,664
11,110	United Parcel Service, Inc., Class B (a)(c)	1,069,115

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2015

Shares	Security Description	Value

20,735	Valmont Industries, Inc. (a)	$2,198,325
		37,463,100
Information Technology - 2.2%
19,235	Accenture PLC, Class A (b)(c)	2,010,057
45,475	Apple, Inc. (a)(c)	4,786,698
359,273	BlackBerry, Ltd. (a)(d)	3,334,053
61,441	BroadSoft, Inc. (a)(d)	2,172,554
29,000	Microsoft Corp.	1,608,920
73,000	Oracle Corp.	2,666,690
3,165	QUALCOMM, Inc. (a)(c)	158,203
1,670,646	Sandvine Corp. (d)	4,274,111
		21,011,286
Materials - 2.2%
17,797	Agrium, Inc.	1,589,984
25,557	CF Industries Holdings, Inc.	1,042,981
198,378	Constellium NV, Class A (a)(d)	1,527,511
40,000	Franco-Nevada Corp.	1,830,000
18,691	Goldcorp, Inc.	216,068
17,797	Monsanto Co. (a)	1,753,360
56,076	New Gold, Inc. (d)	130,096
51,000	Praxair, Inc.	5,222,400
200,000	Royal Gold, Inc.	7,294,000
28,781	Westlake Chemical Partners LP (a)	638,363
		21,244,763
Telecommunication Services - 3.0%
2,325	Alphabet, Inc., Class A (a)(d)	1,808,873
2,255	Alphabet, Inc., Class C (a)(b)(c)(d)	1,711,274
202,258	Attunity, Ltd. (a)(d)	2,234,951
52,700	CBS Corp., Class B, Non-Voting Shares (a)	2,483,751
83,000	Cisco Systems, Inc.	2,253,865
1,760,385	Corindus Vascular Robotics, Inc. (a)(d)	5,650,836
265,635	Rightside Group, Ltd. (a)(d)	2,204,771
124,258	Spark Networks, Inc. (a)(d)	478,393
245,000	Twenty-First Century Fox, Inc., Class B	6,671,350
174,421	Web.com Group, Inc. (a)(d)	3,490,164
		28,988,228
Utilities - 0.8%
21,915	Global Partners LP	385,046
161,000	ITC Holdings Corp.	6,319,250
9,062	NiSource, Inc.	176,800
8,492	Western Gas Equity Partners LP	308,175
		7,189,271

Total Common Stock (Cost $273,860,640)	316,459,539

Rate

Preferred Stock - 0.7%
Energy - 0.1%
14,546	Kinder Morgan, Inc.	9.75%	589,840

Information Technology - 0.6%
6,200	Samsung Electronics Co., Ltd.	2.00	5,768,795

Total Preferred Stock (Cost $6,897,843)	6,358,635

Total Equity Securities (Cost $280,758,483)	322,818,174

Principal	Security Description	Rate	Maturity	Value

Fixed Income Securities - 23.3%
Asset Backed Obligations - 0.5%
%	76,777	Adjustable Rate Mortgage Trust, Series 2005-12 2A1 (a)(e)	2.88%	03/25/36	$59,950
	51,443	Adjustable Rate Mortgage Trust, Series 2006-1 3A3 (a)(e)	2.87	03/25/36	38,601
	150,330	Banc of America Alternative Loan Trust, Series 2005-8 2CB1 (a)	6.00	09/25/35	141,788
	39,204	Banc of America Funding Corp., Series 2006-E 2A1 (a)(e)	2.83	06/20/36	32,529
	146,088	Banc of America Funding Corp., Series 2006-H 6A1 (a)(e)	0.59	10/20/36	114,512
	82,018	Banc of America Funding Corp., Series 2007-E 4A1 (a)(e)	2.65	07/20/47	67,351
	171,533	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-5 1A1 (a)(e)	2.83	08/25/47	141,114
	150,965	Bear Stearns ALT-A Trust, Series 2006-2 23A1 (a)(e)	2.74	03/25/36	115,866
	255,419	ChaseFlex Trust, Series 2007-1 2A9 (a)	6.00	02/25/37	217,328
	273,954	Citigroup Mortgage Loan Trust, Series 2006-WF1 A2D (a)(f)	5.34	03/25/36	197,353
	101,960	CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12 (a)	6.00	12/25/36	91,261
	39,086	CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6 (a)	5.75	04/25/37	33,822
	45,290	Countrywide Alternative Loan Trust, Series 2005-50CB 1A1 (a)	5.50	11/25/35	44,261
	165,274	Countrywide Alternative Loan Trust, Series 2005-73CB 1A8 (a)	5.50	01/25/36	158,403

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2015

Principal	Security Description	Rate	Maturity	Value
$441,932	Countrywide Alternative Loan Trust, Series 2005-J12 2A1 (a)(e)	0.69%	08/25/35	$298,334
216,473	Countrywide Alternative Loan Trust, Series 2006-36T2 1A1 (a)(e)	0.74	12/25/36	130,305
19,494	Countrywide Alternative Loan Trust, Series 2006-7CB 3A1 (a)	5.25	05/25/21	20,244
204,813	Countrywide Alternative Loan Trust, Series 2007-16CB 4A7 (a)	6.00	08/25/37	201,959
177,531	Countrywide Alternative Loan Trust, Series 2007-19 1A34 (a)	6.00	08/25/37	148,226
160,458	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3 4A1 (a)(e)	5.06	06/25/47	150,317
68,373	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5 1A1 (a)(e)	2.88	09/25/47	60,952
52,788	Credit Suisse Mortgage Capital Mortgage-Backed Trust, Series 2006-8 3A1 (a)	6.00	10/25/21	51,340
190,939	Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2 A5B (a)(f)	5.89	06/25/36	160,658
153,515	GSR Mortgage Loan Trust, Series 2005-AR5 1A1 (a)(e)	2.79	10/25/35	134,808
165,973	HSI Asset Loan Obligation Trust, Series 2007-AR2 2A1 (a)(e)	2.76	09/25/37	135,774
70,365	Indymac Index Mortgage Loan Trust, Series 2006-AR25 3A1 (a)(e)	2.92	09/25/36	52,479

Principal	Security Description	Rate	Maturity	Value

$127,653	Indymac Index Mortgage Loan Trust, Series 2006-AR29 A1 (a)(e)	0.59%	11/25/36	$100,361
170,703	Indymac Index Mortgage Loan Trust, Series 2006-AR33 3A1 (a)(e)	3.03	01/25/37	157,706
327,441	Indymac Index Mortgage Loan Trust, Series 2006-AR7 4A1 (a)(e)	2.81	05/25/36	235,464
36,850	JP Morgan Mortgage Trust, Series 2007-A2 4A1M (a)(e)	4.56	04/25/37	33,452
156,614	Lehman XS Trust, Series 2005-6 1A1 (a)(e)	0.68	11/25/35	107,767
247,146	MASTR Adjustable Rate Mortgages Trust, Series 2007-R5 A1 (a)(e)(g)	2.63	11/25/35	191,240
175,880	Morgan Stanley Mortgage Loan Trust, Series 2007-13 6A1 (a)	6.00	10/25/37	145,786
286,236	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2007-1 1A1A (a)(f)	6.00	03/25/47	207,821
171,878	Residential Accredit Loans, Inc., Series 2006-QS17 A4 (a)	6.00	12/25/36	142,703
135,189	Residential Accredit Loans, Inc., Series 2007-QS5 A1 (a)	5.50	03/25/37	105,640
356,013	Residential Asset Securitization Trust, Series 2006-A10 A5 (a)	6.50	09/25/36	258,944
1,089,016	Residential Asset Securitization Trust, Series 2007-A5 1A2 (a)(e)	0.82	05/25/37	242,103
55,100	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3 3A1 (a)(e)	2.70	04/25/47	43,458

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2015

Principal	Security Description	Rate	Maturity	Value

$131,493	WaMu Mortgage Pass-Through Certificates, Series 2006-AR16 1A1 (a)(e)	2.19%	12/25/36	$117,533
422,259	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-7 A1A (a)(f)	4.53	09/25/36	230,497

Total Asset Backed Obligations (Cost $4,635,402)	5,320,010

Corporate Convertible Bonds - 14.4%
Consumer Discretionary - 1.0%
4,500,000	JAKKS Pacific, Inc. (a)(g)	4.25	08/01/18	4,573,125
1,600,000	JAKKS Pacific, Inc. (a)(g)	4.88	06/01/20	1,556,000
2,750,000	M/I Homes, Inc. (a)	3.25	09/15/17	2,880,625
				9,009,750
Consumer Staples - 3.3%
3,000,000	Acorda Therapeutics, Inc.	1.75	06/15/21	3,465,000
3,000,000	Albany Molecular Research, Inc.	2.25	11/15/18	4,050,000
1,300,000	Array BioPharma, Inc.	3.00	06/01/20	1,209,813
700,000	Ascent Capital Group, Inc.	4.00	07/15/20	460,688
4,250,000	Carriage Services, Inc.	2.75	03/15/21	5,028,281
3,400,000	Depomed, Inc. (a)	2.50	09/01/21	3,876,000
4,000,000	Endologix, Inc. (a)	2.25	12/15/18	3,252,500
3,000,000	Healthways, Inc. (a)	1.50	07/01/18	2,850,000
2,500,000	Ironwood Pharmaceuticals, Inc. (a)(g)	2.25	06/15/22	2,340,625
2,000,000	Monster Worldwide, Inc. (a)	3.50	10/15/19	2,550,000
1,250,000	Protalix BioTherapeutics, Inc. (a)	4.50	09/15/18	866,406
2,500,000	The Spectranetics Corp. (a)	2.63	06/01/34	1,893,750
				31,843,063
Energy - 0.9%
2,750,000	Clean Energy Fuels Corp. (g)	5.25	10/01/18	1,392,187
2,000,000	Helix Energy Solutions Group, Inc. (a)	3.25	03/15/32	1,586,250

Principal	Security Description	Rate	Maturity	Value

$2,000,000	JinkoSolar Holding Co., Ltd. (a)(g)	4.00%	02/01/19	$1,790,000
4,650,000	Renewable Energy Group, Inc. (a)	2.75	06/15/19	3,949,594
				8,718,031
Financial - 0.9%
4,900,000	Encore Capital Group Inc (a)	3.00	07/01/20	4,201,750
4,000,000	Forestar Group, Inc. (a)	3.75	03/01/20	3,220,000
2,200,000	FXCM, Inc. (a)	2.25	06/15/18	1,551,000
				8,972,750
Healthcare - 0.8%
2,300,000	Insulet Corp. (a)	2.00	06/15/19	2,387,688
5,000,000	Quidel Corp. (a)	3.25	12/15/20	4,871,875
				7,259,563
Industrial - 1.9%
3,400,000	Altra Industrial Motion Corp.	2.75	03/01/31	3,682,625
2,250,000	Echo Global Logistics, Inc. (a)	2.50	05/01/20	1,980,000
3,900,000	Fluidigm Corp. (a)	2.75	02/01/34	2,452,125
2,500,000	Griffon Corp. (a)(g)	4.00	01/15/17	3,250,000
2,500,000	Kaman Corp. (a)(g)	3.25	11/15/17	3,215,625
4,000,000	TTM Technologies, Inc. (a)	1.75	12/15/20	3,625,000
				18,205,375
Information Technology - 2.4%
3,400,000	Avid Technology, Inc. (a)(g)	2.00	06/15/20	2,156,875
1,600,000	Envestnet, Inc. (a)	1.75	12/15/19	1,410,000
2,500,000	GT Advanced Technologies, Inc. (a)(h)	3.00	12/15/20	25,000
3,300,000	inContact, Inc. (a)(g)	2.50	04/01/22	3,120,562
500,000	Inphi Corp. (a)(g)	1.13	12/01/20	478,125
4,000,000	Interactive Intelligence Group, Inc. (a)(g)	1.25	06/01/20	3,307,500
500,000	Nuance Communications, Inc. (a)(g)	1.00	12/15/35	483,438
3,300,000	Photronics, Inc. (a)	3.25	04/01/16	4,026,000
5,600,000	Quantum Corp. (a)	4.50	11/15/17	5,152,000
2,000,000	Rudolph Technologies, Inc. (a)	3.75	07/15/16	2,300,000
				22,459,500
Materials - 1.0%
1,750,000	Aceto Corp. (a)(g)	2.00	11/01/20	1,781,719

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2015

Principal	Security Description	Rate	Maturity	Value

$4,100,000	Horsehead Holding Corp. (a)	3.80%	07/01/17	$1,071,125
3,624,000	Primero Mining Corp.	6.50	03/31/16	3,641,757
5,000,000	Silver Standard Resources, Inc. (a)(g)	2.88	02/01/33	3,375,000
				9,869,601
Telecommunication Services - 1.8%
1,750,000	Alaska Communications Systems Group, Inc.	6.25	05/01/18	1,765,312
4,500,000	Blucora, Inc.	4.25	04/01/19	3,751,875
1,600,000	Global Eagle Entertainment, Inc. (a)(g)	2.75	02/15/35	1,353,000
2,500,000	Harmonic, Inc. (a)(g)	4.00	12/01/20	2,387,500
3,000,000	InterDigital, Inc. (a)	2.50	03/15/16	3,018,750
500,000	Pandora Media, Inc. (a)(g)	1.75	12/01/20	533,438
4,000,000	Web.com Group, Inc. (a)	1.00	08/15/18	3,755,000
1,000,000	WebMD Health Corp.	2.25	03/31/16	1,003,750
				17,568,625
Utilities - 0.4%
5,800,000	EnerNOC, Inc. (a)	2.25	08/15/19	3,396,625

Total Corporate Convertible Bonds (Cost $151,293,992)	137,302,883

Corporate Non-Convertible Bonds - 5.1%
Consumer Discretionary - 1.1%

750,000	Caesars Entertainment Resort Properties, LLC	8.00	10/01/20	716,250
1,250,000	GameStop Corp. (g)	5.50	10/01/19	1,235,938
1,469,000	Hanesbrands, Inc. (a)	6.38	12/15/20	1,520,782
1,000,000	K Hovnanian Enterprises, Inc.	6.25	01/15/16	1,002,500
2,250,000	K Hovnanian Enterprises, Inc.	8.63	01/15/17	2,081,250
829,000	L Brands, Inc.	8.50	06/15/19	967,858
1,590,000	MGM Resorts International	6.88	04/01/16	1,607,887
200,000	MGM Resorts International	10.00	11/01/16	211,916
800,000	Royal Caribbean Cruises, Ltd.	7.25	06/15/16	818,664
				10,163,045
Consumer Staples - 0.9%
750,000	Avon Products, Inc.	6.75	03/15/23	521,250
500,000	Avon Products, Inc.	8.70	03/15/43	362,500

Principal	Security Description	Rate	Maturity	Value

$1,700,000	Bumble Bee Holdings, Inc. (g)	9.00%	12/15/17	$1,725,500
2,471,000	Cenveo Corp. (g)	6.00	08/01/19	1,754,410
1,512,000	ConvaTec Healthcare E SA (g)	10.50	12/15/18	1,527,740
1,178,000	Dean Holding Co. (a)	6.90	10/15/17	1,245,735
1,750,000	Monitronics International, Inc. (a)	9.13	04/01/20	1,395,625
				8,532,760
Energy - 0.3%
1,000,000	CONSOL Energy, Inc.	5.88	04/15/22	625,000
3,350,000	Gastar Exploration, Inc.	8.63	05/15/18	1,775,500
				2,400,500
Financial - 0.8%
850,000	Ally Financial, Inc.	3.13	01/15/16	850,531
2,125,000	Ally Financial, Inc.	3.50	07/18/16	2,135,625
795,000	iStar, Inc.	5.88	03/15/16	795,994
1,742,000	iStar, Inc.	9.00	06/01/17	1,835,632
700,000	Realogy Group, LLC / Realogy Co-Issuer Corp. (g)	4.50	04/15/19	721,875
1,750,000	Realogy Group, LLC / The Sunshine Group Florida, Ltd. (a)(g)	3.38	05/01/16	1,757,595
				8,097,252
Industrial - 0.3%
1,750,000	International Wire Group Holdings, Inc. (g)	8.50	10/15/17	1,793,750
1,026,000	Spirit AeroSystems, Inc.	6.75	12/15/20	1,062,551
				2,856,301
Information Technology - 0.4%
1,729,000	EarthLink Holdings Corp.	7.38	06/01/20	1,767,903
1,664,000	First Data Corp. (g)	6.75	11/01/20	1,749,280
				3,517,183
Telecommunication Services - 1.3%
1,300,000	Clearwire Communications, LLC / Clearwire Finance, Inc. (g)	14.75	12/01/16	1,439,750
1,213,000	DISH DBS Corp.	7.13	02/01/16	1,217,549
733,000	Entercom Radio, LLC	10.50	12/01/19	762,320
1,290,000	FairPoint Communications, Inc. (g)	8.75	08/15/19	1,275,487
925,000	iHeartCommuni-cations, Inc.	9.00	12/15/19	678,719
1,024,000	Level 3 Financing, Inc. (e)	4.10	01/15/18	1,030,400

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2015

Principal	Security Description	Rate	Maturity	Value

$1,602,000	Nielsen Finance LLC / Nielsen Finance Co. (a)	4.50%	10/01/20	$1,632,037
1,500,000	Qwest Corp.	8.38	05/01/16	1,524,375
749,000	ViaSat, Inc.	6.88	06/15/20	780,833
2,300,000	Windstream Services, LLC	7.88	11/01/17	2,364,423
				12,705,893

Total Corporate Non-Convertible Bonds (Cost $51,877,428)	48,272,934

Exchange Traded Notes - 0.0%
10,500	iPATH S&P 500 VIX Mid-Term Futures ETN (a)(d)	116,970

Total Exchange Traded Notes (Cost $430,681)	116,970

Syndicated Loans - 0.7%
1,444,199	Arch Coal, Inc. (e)	6.25	05/16/18	644,835
1,432,097	Atlas Iron, Ltd. (e)	8.75	12/10/17	429,629
4,000,000	Energy Future Intermediate Holding Co., LLC (e)	4.25	06/19/16	3,996,250
1,363,551	WideOpenWest Finance, LLC (e)	3.75	07/17/17	1,328,439

Total Syndicated Loans (Cost $8,233,895)	6,399,153

U.S. Government & Agency Obligations - 2.6%
U.S. Treasury Securities - 2.6%
25,000,000	U.S. Treasury Bill (i)	0.18	01/07/16	24,999,900

Total U.S. Government & Agency Obligations (Cost $24,999,250)	24,999,900

Total Fixed Income Securities (Cost $241,470,648)	222,411,850

Shares	Security Description	Strike Price	Exp. Date	Value

Warrants - 0.0%

318,626	Kinder Morgan, Inc. (d) (Cost $960,583)	$100.00	05/25/17	19,149

Shares	Security Description	Value

Investment Companies - 11.1%
1,000	Absolute Capital Opportunities Fund (d)(j)	10,000
520,535	SPDR S&P 500 ETF Trust (a)(c)	106,131,881

Total Investment Companies (Cost $59,133,949)	106,141,881

Principal	Security Description	Rate	Maturity	Value

Short-Term Investments - 0.3%
Commercial Paper - 0.3%
2,500,000	Harris Corp. (i)	0.95	01/06/16	2,499,670

Total Commercial Paper (Cost $2,499,670)	2,499,670

Total Short-Term Investments (Cost $2,499,670)	2,499,670

Shares	Security Description	Value

Money Market Funds - 6.8%
52,124,540	JP Morgan 100% U.S. Treasury Money Market Fund Cap, 0.00% (e)	$52,124,540
12,576,044	State Street Institutional Treasury Money Market Fund, 0.00% (e)	12,576,044

Total Money Market Funds (Cost $64,700,584)	64,700,584

Contracts	Security Description	Strike Price	Exp. Date	Value

Purchased Options - 0.3%
Call Options Purchased - 0.1%
52	Baker Hughes, Inc.	$60.00	01/16	806
125	iShares iBoxx $ High Yield Corporate Bond Fund	84.00	01/16	125
195	iShares iBoxx $ High Yield Corporate Bond Fund	82.00	03/16	16,283
7,415	Market Vectors Gold Miners ETF	30.00	01/16	7,415
4,775	Market Vectors Gold Miners ETF	25.00	01/16	4,775
17,500	Market Vectors Gold Miners ETF	18.00	01/16	17,500
10,000	Market Vectors Gold Miners ETF	17.00	03/16	210,000
10,000	Market Vectors Gold Miners ETF	15.00	03/16	580,000
390	SPDR Gold Shares	105.00	01/16	10,530

Total Call Options Purchased (Premiums Paid $4,651,945)	847,434

Put Options Purchased - 0.2%
20	iShares Russell 2000 ETF	117.00	03/16	12,610
89	OmniVision Technologies, Inc.	25.00	01/17	2,447
15	SPDR S&P 500 ETF	191.00	01/16	480
15	SPDR S&P 500 ETF	190.00	01/16	398
1,688	SPDR S&P 500 ETF	140.00	01/16	1,688
748	SPDR S&P 500 ETF	200.00	01/16	130,900
2,240	SPDR S&P 500 ETF	200.00	02/16	763,840
4,132	SPDR S&P 500 ETF	195.00	02/16	931,766
20	SPDR S&P 500 ETF	202.00	04/16	12,310
35	SPDR S&P 500 ETF	201.00	04/16	20,335
210	SPDR S&P 500 ETF	198.00	04/16	103,005
20	SPDR S&P Midcap 400 ETF	250.00	01/16	4,250

Total Put Options Purchased (Premiums Paid $3,507,053)	1,984,029

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2015

Value

Total Purchased Options (Premiums Paid $8,158,998)	$2,831,463

Total Long Positions - 75.6% (Cost $657,682,915)*	$721,422,771

Total Short Positions - (34.0)% (Proceeds $(368,577,685))*	(324,706,712)

Total Written Options - (0.5)% (Premiums Received $(6,141,213))*	(4,215,883)

Other Assets & Liabilities, Net – 58.9%	561,773,820
Net Assets – 100.0%	$954,273,996

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
DECEMBER 31, 2015

Shares	Security Description	Value

Short Positions - (34.0)%
Common Stock - (33.0)%
Consumer Discretionary - (5.7)%
(7,779)	Autoliv, Inc.	$(970,586)
(11,499)	Cabela's, Inc.	(537,348)
(54,116)	CarMax, Inc.	(2,920,641)
(43,700)	Carnival Corp.	(2,380,776)
(47,916)	Del Frisco's Restaurant Group, Inc.	(767,614)
(52,022)	Del Taco Restaurants, Inc.	(554,034)
(17,824)	Fiesta Restaurant Group, Inc.	(598,886)
(294,137)	Ford Motor Co.	(4,144,390)
(53,390)	Fox Factory Holding Corp.	(882,537)
(51,350)	Harley-Davidson, Inc.	(2,330,777)
(423,812)	JAKKS Pacific, Inc.	(3,373,544)
(35,202)	La-Z-Boy, Inc.	(859,633)
(6,663)	Lear Corp.	(818,416)
(36,461)	LGI Homes, Inc.	(887,096)
(16,489)	lululemon athletica, Inc.	(865,178)
(67,200)	M/I Homes, Inc.	(1,473,024)
(4,200)	McDonald's Corp.	(496,188)
(22,045)	Mobileye NV	(932,063)
(4,100)	Mohawk Industries, Inc.	(776,499)
(7,206)	Netflix, Inc.	(824,222)
(52,022)	Noodles & Co.	(504,093)
(81,454)	PetMed Express, Inc.	(1,396,122)
(21,375)	Polaris Industries, Inc.	(1,837,181)
(2,545)	Tesla Motors, Inc.	(610,825)
(41,810)	The Home Depot, Inc.	(5,529,372)
(2,170)	The Priceline Group, Inc.	(2,766,642)
(57,498)	Titan International, Inc.	(226,542)
(63,500)	Tractor Supply Co.	(5,429,250)
(12,350)	Ulta Salon Cosmetics & Fragrance, Inc.	(2,284,750)
(59,550)	Under Armour, Inc., Class A	(4,800,326)
(7,285)	WW Grainger, Inc.	(1,475,868)

(54,254,423)

Consumer Staples - (3.5)%
(46,100)	Acorda Therapeutics, Inc.	(1,972,158)
(143,600)	Albany Molecular Research, Inc.	(2,850,460)
(41,070)	Amira Nature Foods, Ltd.	(374,148)
(16,428)	Archer-Daniels-Midland Co.	(602,579)
(116,400)	Array BioPharma, Inc.	(491,208)
(1,300)	Ascent Capital Group, Inc., Class A	(21,736)
(16,428)	B&G Foods, Inc.	(575,309)
(51,639)	Blue Buffalo Pet Products, Inc.	(966,166)
(132,400)	Carriage Services, Inc.	(3,190,840)
(44,348)	Cenveo, Inc.	(38,645)
(60,235)	Darling Ingredients, Inc.	(633,672)
(35,594)	DavidsTea, Inc.	(441,010)
(131,100)	Depomed, Inc.	(2,376,843)
(40,000)	Endologix, Inc.	(396,000)
(39,100)	FleetCor Technologies, Inc.	(5,588,563)
(9,873)	General Mills, Inc.	(569,277)
(64,300)	Healthways, Inc.	(827,541)
(104,100)	Ironwood Pharmaceuticals, Inc.	(1,206,519)
(296,800)	Monster Worldwide, Inc.	(1,700,664)
(49,729)	Nutrisystem, Inc.	(1,076,135)
(12,617)	Pacific Biosciences of California, Inc.	(165,661)
(24,681)	Pilgrim's Pride Corp.	(545,203)
(82,700)	Protalix BioTherapeutics, Inc.	(84,354)
(21,390)	SodaStream International, Ltd.	(348,871)
(12,321)	The Andersons, Inc.	(389,713)
(52,800)	The Estee Lauder Cos., Inc.	(4,649,568)

Shares	Security Description	Value
(27,380)	The Fresh Market, Inc.	$(641,240)
(40,200)	The Spectranetics Corp.	(605,412)
(7,135)	TreeHouse Foods, Inc.	(559,812)
		(33,889,307)

Energy - (0.3)%
(38,400)	Clean Energy Fuels Corp.	(138,240)
(25,000)	Gastar Exploration, Inc.	(32,750)
(13,000)	Helix Energy Solutions Group, Inc.	(68,380)
(15,050)	JinkoSolar Holding Co., Ltd., ADR	(416,433)
(264,544)	Renewable Energy Group, Inc.	(2,457,614)
(2,899)	Spectra Energy Partners LP	(138,282)

(3,251,699)

Financial - (8.3)%
(3,685,000)	Agricultural Bank of China, Ltd., Class H	(1,507,274)
(44,584)	Altisource Portfolio Solutions SA	(1,239,881)
(40,000)	Ameriprise Financial, Inc.	(4,256,800)
(275,450)	Bank of America Corp.	(4,635,824)
(4,337,000)	Bank of China, Ltd., Class H	(1,936,248)
(2,117,000)	Bank of Communications Co., Ltd., Class H	(1,491,451)
(46,176)	BofI Holding, Inc.	(972,005)
(2,660,000)	China CITIC Bank Corp., Ltd., Class H	(1,722,982)
(2,830,000)	China Construction Bank Corp., Class H	(1,938,994)
(1,986,000)	China Galaxy Securities Co., Ltd., Class H	(1,819,421)
(640,000)	China Merchants Bank Co., Ltd., Class H	(1,511,216)
(585,000)	CITIC Securities Co., Ltd., Class H	(1,367,759)
(102,200)	Citigroup, Inc.	(5,288,850)
(5,302)	Credit Acceptance Corp.	(1,134,734)
(122,300)	Deutsche Bank AG	(2,953,545)
(58,800)	Encore Capital Group, Inc.	(1,709,904)
(173,300)	Erste Group Bank AG	(5,444,728)
(81,600)	Forestar Group, Inc.	(892,704)
(1,860)	FXCM, Inc., Class A	(31,118)
(2,660,000)	Industrial & Commercial Bank of China, Ltd., Class H	(1,606,286)
(1,861,500)	Intesa Sanpaolo SpA	(6,246,977)
(574,000)	Nordea Bank AB	(6,344,194)
(276,675)	OTP Bank PLC	(5,720,361)
(280,500)	Swedbank AB, Class A	(6,217,125)
(145,200)	The Charles Schwab Corp.	(4,781,436)
(1,089,764)	UniCredit SpA	(6,081,385)

(78,853,202)

Healthcare - (0.3)%
(27,700)	Insulet Corp.	(1,047,337)
(78,600)	Quidel Corp.	(1,666,320)

(2,713,657)

Industrial - (7.9)%
(12,547)	3M Co.	(1,890,080)
(10,952)	AGCO Corp.	(497,111)
(72,900)	Altra Industrial Motion Corp.	(1,828,332)
(174,900)	Atlas Copco AB, Class A	(4,317,879)
(68,150)	Caterpillar, Inc.	(4,631,474)
(82,139)	CNH Industrial NV	(561,831)
(9,584)	Deere & Co.	(730,972)

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
DECEMBER 31, 2015

Shares	Security Description	Value
(82,807)	Eaton Corp. PLC	$(4,309,276)
(28,900)	Echo Global Logistics, Inc.	(589,271)
(20,900)	Fluidigm Corp.	(225,929)
(51,000)	Fluor Corp.	(2,408,220)
(23,743)	Garmin, Ltd.	(882,527)
(115,500)	General Electric Co.	(3,597,825)
(147,321)	Griffon Corp.	(2,622,314)
(3,112)	Huntington Ingalls Industries, Inc.	(394,757)
(48,800)	IDEX Corp.	(3,738,568)
(58,390)	Kaman Corp.	(2,382,896)
(254,700)	Sandvik AB	(2,234,277)
(147,390)	Sensata Technologies Holding NV	(6,788,784)
(133,500)	Spirit AeroSystems Holdings, Inc., Class A	(6,684,345)
(127,500)	Textron, Inc.	(5,356,275)
(36,700)	The Boeing Co.	(5,306,453)
(52,400)	The Middleby Corp.	(5,652,388)
(264,200)	TTM Technologies, Inc.	(1,719,942)
(6,846)	Valmont Industries, Inc.	(725,813)
(12,693)	Wabtec Corp.	(902,726)
(89,500)	Wartsila OYJ Abp	(4,099,682)
		(75,079,947)

Information Technology - (5.1)%
(135,500)	ACI Worldwide, Inc.	(2,899,700)
(24,850)	Akamai Technologies, Inc.	(1,307,855)
(14,375)	Alliance Data Systems Corp.	(3,975,694)
(31,161)	Appfolio, Inc., Class A	(454,951)
(44,600)	Apple, Inc.	(4,694,596)
(47,350)	Autodesk, Inc.	(2,885,035)
(71,100)	Avid Technology, Inc.	(518,319)
(35,315)	Benefitfocus, Inc.	(1,285,113)
(42,618)	Callidus Software, Inc.	(791,416)
(20,063)	Computer Programs & Systems, Inc.	(998,134)
(37,300)	Cornerstone OnDemand, Inc.	(1,287,969)
(36,735)	Cree, Inc.	(979,722)
(68,065)	Demandware, Inc.	(3,673,468)
(9,010)	Envestnet, Inc.	(268,949)
(72,366)	Fortinet, Inc.	(2,255,648)
(98,888)	Glu Mobile, Inc.	(240,298)
(136,090)	inContact, Inc.	(1,298,299)
(5,700)	Inphi Corp.	(154,014)
(41,846)	Interactive Intelligence Group, Inc.	(1,314,801)
(46,643)	MINDBODY, Inc., Class A	(705,709)
(12,396)	MTS Systems Corp.	(786,030)
(35,864)	NetApp, Inc.	(951,472)
(20,800)	NetSuite, Inc.	(1,760,096)
(11,100)	Nuance Communications, Inc.	(220,779)
(59,051)	OmniVision Technologies, Inc.	(1,713,660)
(21,677)	Open Text Corp.	(1,038,979)
(283,700)	Photronics, Inc.	(3,532,065)
(53,642)	PROS Holdings, Inc.	(1,235,912)
(1,553,300)	Quantum Corp.	(1,444,569)
(100,265)	Rudolph Technologies, Inc.	(1,425,768)
(27,829)	Silicon Graphics International Corp.	(164,191)
(19,300)	Tableau Software, Inc., Class A	(1,818,446)
(7,188)	VeriSign, Inc.	(627,944)

(48,709,601)

Materials - (0.5)%
(32,200)	Aceto Corp.	(868,756)
(87,615)	AgroFresh Solutions, Inc.	(554,603)
(53,390)	American Vanguard Corp.	(747,994)
(47,107)	CVR Partners LP	(377,327)

Shares	Security Description	Value
(106,500)	Horsehead Holding Corp.	$(218,325)
(32,856)	Platform Specialty Products Corp.	(421,542)
(23,036)	Potash Corp. of Saskatchewan, Inc.	(394,376)
(102,200)	Silver Standard Resources, Inc.	(529,396)
(15,467)	The Mosaic Co.	(426,735)
		(4,539,054)

Telecommunication Services - (1.4)%
(40,919)	Aerohive Networks, Inc.	(209,096)
(3,500)	Alaska Communications Systems Group, Inc.	(6,125)
(54,500)	Blucora, Inc.	(534,100)
(74,800)	Discovery Communications, Inc., Class A	(1,995,664)
(41,100)	Global Eagle Entertainment, Inc.	(405,657)
(58,626)	GrubHub, Inc.	(1,418,749)
(302,000)	Harmonic, Inc.	(1,229,140)
(5,200)	InterDigital, Inc.	(255,008)
(79,207)	Match Group, Inc.	(1,073,255)
(118,382)	Pandora Media, Inc.	(1,587,503)
(69,236)	RetailMeNot, Inc.	(686,821)
(21,114)	Splunk, Inc.	(1,241,714)
(89,355)	TrueCar, Inc.	(852,447)
(40,570)	Twitter, Inc.	(938,790)
(33,800)	Web.com Group, Inc.	(676,338)

(13,110,407)

Utilities - (0.0)%
(74,000)	EnerNOC, Inc.	(284,900)

Total Common Stock (Proceeds $(358,694,102))	(314,686,197)

Investment Companies - (1.0)%
(10,076)	iShares 20+ Year Treasury Bond ETF	(1,215,367)
(2,435)	iShares U.S. Real Estate ETF	(182,893)
(7,328)	SPDR Barclays High Yield Bond ETF	(248,493)
(41,070)	SPDR S&P 500 ETF Trust	(8,373,762)

Total Investment Companies (Proceeds $(9,883,583))	(10,020,515)

Total Short Positions - (34.0)% (Proceeds $(368,577,685))	$(324,706,712)

ABSOLUTE STRATEGIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
DECEMBER 31, 2015

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (0.5)%

Call Options Written - (0.2)%
(191)	Accenture PLC, Class A	$100.00	01/16	$(95,500)
(21)	Alphabet, Inc., Class C	545.00	01/16	(453,705)
(353)	American Airlines Group, Inc.	50.00	01/17	(105,194)
(163)	American Express Co.	100.00	01/16	(163)
(435)	American International Group, Inc.	55.00	01/16	(328,425)
(816)	Bank of America Corp.	22.00	01/16	(816)
(296)	Citigroup, Inc.	65.00	01/16	(296)
(148)	Colgate-Palmolive Co.	75.00	01/16	(148)
(75)	Costco Wholesale Corp.	155.00	01/16	(64,725)
(623)	General Motors Co.	42.00	01/16	(623)
(125)	iShares iBoxx $ High Yield Corporate Bond Fund	85.00	01/16	(125)
(70)	iShares iBoxx $ High Yield Corporate Bond Fund	84.00	03/16	(2,100)
(125)	iShares iBoxx $ High Yield Corporate Bond Fund	83.00	03/16	(6,875)
(372)	JPMorgan Chase & Co.	70.00	01/16	(2,976)
(150)	Lowe's Cos., Inc.	75.00	01/16	(26,325)
(219)	Macy's, Inc.	40.00	01/17	(61,320)
(17)	McDonald's Corp.	105.00	01/16	(22,823)
(150)	Nike, Inc., Class B	52.50	01/16	(156,375)
(23)	The Sherwin-Williams Co.	300.00	01/16	(23)
(205)	Union Pacific Corp.	90.00	01/17	(60,680)
(123)	Viacom, Inc., Class B	80.00	01/16	(123)
(165)	Walter Energy, Inc.	1.00	01/16	(165)
(75)	Yum! Brands, Inc.	80.00	01/16	(1,200)

Total Call Options Written (Premiums Received $(1,104,870))				(1,390,705)
Put Options Written - (0.3)%
(254)	Abbott Laboratories	42.00	01/16	(3,810)
(129)	Accenture PLC, Class A	82.50	01/16	(129)
(21)	Alphabet, Inc., Class C	470.00	01/16	(21)
(282)	American Airlines Group, Inc.	30.00	01/17	(49,068)

Contracts	Security Description	Strike Price	Exp. Date	Value

(125)	American Express Co.	$82.50	01/16	$(163,125)
(530)	American International Group, Inc.	40.00	01/17	(42,930)
(12)	Apple, Inc.	135.00	01/16	(35,670)
(991)	Bank of America Corp.	12.00	01/16	(991)
(157)	Bed Bath & Beyond, Inc.	70.00	01/16	(337,942)
(155)	Berkshire Hathaway, Inc., Class B	135.00	01/16	(52,700)
(353)	CarMax, Inc.	57.50	01/16	(127,080)
(492)	Corning, Inc.	20.00	01/16	(85,116)
(118)	CVS Health Corp.	87.50	01/16	(1,534)
(83)	Ensco PLC	35.00	01/16	(163,510)
(136)	Express Scripts Holding Co.	72.50	01/16	(952)
(476)	General Electric Co.	23.00	01/16	(476)
(261)	Halliburton Co.	45.00	01/16	(287,100)
(101)	Harley-Davidson, Inc.	50.00	01/16	(46,460)
(73)	International Business Machines Corp.	140.00	01/16	(23,360)
(20)	iShares Russell 2000 ETF	102.00	03/16	(2,640)
(287)	Joy Global, Inc.	15.00	01/17	(123,410)
(150)	JPMorgan Chase & Co.	50.00	01/16	(300)
(126)	Kohl's Corp.	57.50	01/16	(120,960)
(207)	Kohl's Corp.	50.00	01/16	(55,890)
(157)	Kohl's Corp.	45.00	01/16	(7,065)
(219)	Macy's, Inc.	30.00	01/17	(67,890)
(152)	National Oilwell Varco, Inc.	60.00	01/16	(403,180)
(125)	QUALCOMM, Inc.	67.50	01/16	(217,000)
(143)	Schlumberger, Ltd.	70.00	01/16	(22,308)
(2,582)	SPDR S&P 500 ETF	183.00	01/16	(30,984)
(15)	SPDR S&P 500 ETF	180.00	01/16	(120)
(15)	SPDR S&P 500 ETF	179.00	01/16	(105)
(19)	SPDR S&P 500 ETF	188.00	04/16	(5,292)
(118)	SPDR S&P 500 ETF	183.00	04/16	(24,839)
(20)	SPDR S&P 500 ETF	182.00	04/16	(3,980)
(73)	SPDR S&P 500 ETF	178.00	04/16	(11,643)
(35)	SPDR S&P 500 ETF	174.00	04/16	(4,445)
(20)	SPDR S&P Midcap 400 ETF	220.00	01/16	(20)
(299)	Target Corp.	67.50	01/16	(6,279)
(367)	The Bank of New York Mellon Corp.	32.00	01/16	(2,202)
(181)	The Boeing Co.	110.00	01/16	(724)
(532)	The Coca-Cola Co.	40.00	01/16	(3,192)

ABSOLUTE STRATEGIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
DECEMBER 31, 2015

Contracts	Security Description	Strike Price	Exp. Date	Value

(89)	The Walt Disney Co.	$85.00	01/16	$(534)
(78)	Time Warner, Inc.	72.50	01/16	(60,840)
(205)	Union Pacific Corp.	65.00	01/17	(70,725)
(103)	United Parcel Service, Inc., Class B	100.00	01/16	(41,200)
(369)	Verizon Communications, Inc.	43.00	01/16	(3,690)
(301)	Walgreens Boots Alliance, Inc.	70.00	01/16	(1,505)
(59)	Wal-Mart Stores, Inc.	80.00	01/16	(109,150)
(273)	Wells Fargo & Co.	47.00	01/16	(1,092)

Total Put Options Written (Premiums Received $(5,036,343))	(2,825,178)

Total Written Options - (0.5)% (Premiums Received $(6,141,213))	$(4,215,883)

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
DECEMBER 31, 2015

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	All or a portion of this security is held as collateral for securities sold short.
(b)	Subject to call option written by the Fund.
(c)	Subject to put option written by the Fund.
(d)	Non-income producing security.

(e)	Variable rate security. Rate presented is as of December 31, 2015.
(f)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2015.
(g)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $52,267,284 or 5.5% of net assets.
(h)	Security is currently in default and is on scheduled interest or principal payment.
(i)	Rate presented is yield to maturity.
(j)	Affiliated Company.

At December 31, 2015, the Fund held the following credit default swap agreements:

Credit Default Swap - Buy Protection

Counterparty	Reference Entity / Obligation	Pays Rate	Termination Date	Credit Spread as of 12/31/15(1)	Notional Amount	Net Unrealized Appreciation (Depreciation)
Barclays	Eastman Chemical Co, 7.60%, 02/01/27	1.00%	12/20/20	0.85%	$5,000,000	$(47,102)
Barclays	Macy's Inc, 7.45%, 07/15/17	1.00	12/20/20	2.02	10,000,000	310,085
Barclays	Marriott International, 3.00%, 03/01/19	1.00	12/20/20	0.45	5,000,000	(39,443)
Barclays	Nordstrom Inc, 6.95%, 03/15/28	1.00	12/20/20	0.76	5,000,000	41,295
Barclays	Xerox Corp, 6.35%, 05/15/18	1.00	12/20/20	1.56	5,000,000	39,505
BNP Paribas	Dow Chemical Co, 7.38%, 11/01/29	1.00	12/20/20	0.74	5,000,000	(50,786)
BNP Paribas	Host Hotels & Resorts, Inc., 4.75%, 03/01/23	1.00	12/20/20	1.38	10,000,000	(8,248)
BNP Paribas	Pitney Bowes Inc, 6.75%, 03/15/19	1.00	12/20/20	1.08	5,000,000	(70,877)
BNP Paribas	Ryder System, Inc., 2.55%, 06/01/19	1.00	12/20/20	1.04	10,000,000	228,142
Goldman Sachs & Co.	Dow Chemical Co, 7.38%, 11/01/29	1.00	12/20/20	0.74	5,000,000	(12,398)
Goldman Sachs & Co.	Eastman Chemical Co, 7.60%, 02/01/27	1.00	12/20/20	0.85	5,000,000	(23,694)
Goldman Sachs & Co.	Nordstrom Inc, 6.95%, 03/15/28	1.00	12/20/20	0.76	5,000,000	(18,906)
Goldman Sachs & Co.	Pitney Bowes Inc, 6.75%, 03/15/19	1.00	12/20/20	1.08	5,000,000	(36,700)
Goldman Sachs & Co.	Ryder System, Inc., 2.55%, 06/01/19	1.00	12/20/20	1.04	10,000,000	213,732
Morgan Stanley	GATX Crop, 6.00%, 02/15/18	1.00	12/20/20	1.48	5,000,000	33,171
						$557,776

(1)
Credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
DECEMBER 31, 2015

At December 31, 2015, the Fund held the following futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation

200	Gold 100 oz. Future	03/04/16	$21,580,800	$(376,800)
300	Silver Future	04/06/16	21,317,276	(612,776)

(2,400)	NASDAQ 100 E-Mini Future	03/22/16	(221,752,160)	1,540,160
(1,800)	S&P 500 Emini Future	03/22/16	(184,355,103)	1,160,103
(30)	U.S. 10-year Treasury Note Future	04/06/16	(3,794,532)	17,345
(110)	U.S. 5-year Treasury Note Future	04/11/16	(13,055,625)	40,391

$(380,059,344)	$1,768,423

Affiliated investments are investments that are managed by the adviser, and are noted in the Absolute Strategies Fund’s Schedule of Investments.  Transactions during the period with affiliates were as follows:

Investment Company
Absolute Capital Opportunities Fund	Balance 03/31/15	Gross Additions	Gross Reductions	Balance 12/31/15	Realized Loss	Investment Income
Shares/Principal	-	1,000	-	1,000
Cost	$-	$10,000	$-	$10,000	$-	$-
Proceeds		-	-	-
Value	-	10,000	-	10,000

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$168,332,996
Gross Unrealized Depreciation	(58,796,837)
Net Unrealized Appreciation	$109,536,159

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of December 31, 2015.

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
DECEMBER 31, 2015

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Consumer Discretionary	$34,470,498	$-	$-	$34,470,498
Consumer Staples	84,021,785	-	-	84,021,785
Energy	32,324,620	-	-	32,324,620
Financial	42,700,750	-	-	42,700,750
Healthcare	7,045,238	-	-	7,045,238
Industrial	37,463,100	-	-	37,463,100
Information Technology	21,011,286	-	-	21,011,286
Materials	21,244,763	-	-	21,244,763
Telecommunication Services	28,988,228	-	-	28,988,228
Utilities	7,189,271	-	-	7,189,271
Preferred Stock
Energy	-	589,840	-	589,840
Information Technology	5,768,795	-	-	5,768,795
Asset Backed Obligations	-	5,320,010	-	5,320,010
Corporate Convertible Bonds	-	137,302,883	-	137,302,883
Corporate Non-Convertible Bonds	-	48,272,934	-	48,272,934
Exchange Traded Notes	116,970	-	-	116,970
Syndicated Loans	-	6,399,153	-	6,399,153
U.S. Government & Agency Obligations	-	24,999,900	-	24,999,900
Warrants	19,149	-	-	19,149
Investment Companies	106,141,881	-	-	106,141,881
Commercial Paper	-	2,499,670	-	2,499,670
Money Market Funds	-	64,700,584	-	64,700,584
Purchased Options	814,373	2,017,090	-	2,831,463
Total Investments At Value	$429,320,707	$292,102,064	$-	$721,422,771

Other Financial Instruments**

Credit Default Swaps	-	865,930	-	865,930
Futures	2,757,999	-	-	2,757,999
Total Other Financial Instruments**	$2,757,999	$865,930	$-	$3,623,929

Total Assets	$432,078,706	$292,967,994	$-	$725,046,700

Liabilities

Securities Sold Short

Common Stock	$(314,686,197)	$-	$-	$(314,686,197)
Investment Companies	(10,020,515)	-	-	(10,020,515)
Total Securities Sold Short	$(324,706,712)	$-	$-	$(324,706,712)
Other Financial Instruments**
Written Options	(1,984,319)	(2,231,564)	-	(4,215,883)
Credit Default Swaps	-	(308,154)	-	(308,154)
Futures	(989,576)	-	-	(989,576)
Total Other Financial Instruments**	$(2,973,895)	$(2,539,718)	$-	$(5,513,613)
Total Liabilities	$(327,680,607)	$(2,539,718)	$-	$(330,220,325)

**
Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as credit default swaps and futures, which are valued at the unrealized appreciation (depreciation) of the instrument. Written options are reported at their market value at period end.

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
DECEMBER 31, 2015

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Corporate Convertible Bonds

Balance as of 03/31/15	$30,000
Accrued Accretion/(Amortization)	(28,137)
Realized Gain / (Loss)	945,637
Sales	(947,500)
Balance as of 12/31/15	$-

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category. The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1 and Level 2 for the period ended December 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ABSOLUTE CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

Principal	Security Description	Rate	Maturity	Value

Long Positions - 74.4%
Fixed Income Securities - 73.9%
Corporate Convertible Bonds - 35.8%
Consumer Discretionary - 2.0%
$400,000	JAKKS Pacific, Inc. (a)(b)	4.88%	06/01/20	$389,000

Consumer Staples - 7.2%
100,000	Ascent Capital Group, Inc. (b)	4.00	07/15/20	65,813
250,000	Carriage Services, Inc. (b)	2.75	03/15/21	295,781
250,000	Depomed, Inc. (b)	2.50	09/01/21	285,000
650,000	Endologix, Inc. (b)	2.25	12/15/18	528,531
250,000	Healthways, Inc. (b)	1.50	07/01/18	237,500
				1,412,625
Energy - 3.5%
320,000	Clean Energy Fuels Corp. (a)(b)	5.25	10/01/18	162,000
300,000	Helix Energy Solutions Group, Inc. (b)	3.25	03/15/32	237,938
350,000	Renewable Energy Group, Inc. (b)	2.75	06/15/19	297,281
				697,219
Financial - 5.1%
570,000	Encore Capital Group Inc (b)	3.00	07/01/20	488,775
300,000	Forestar Group, Inc. (b)	3.75	03/01/20	241,500
400,000	FXCM, Inc. (b)	2.25	06/15/18	282,000
				1,012,275
Healthcare - 1.7%
350,000	Quidel Corp. (b)	3.25	12/15/20	341,031

Industrial - 4.5%
300,000	Altra Industrial Motion Corp. (b)	2.75	03/01/31	324,937
300,000	Fluidigm Corp. (b)	2.75	02/01/34	188,625
400,000	TTM Technologies, Inc. (b)	1.75	12/15/20	362,500
				876,062
Information Technology - 6.4%
600,000	Avid Technology, Inc. (a)(b)	2.00	06/15/20	380,625
500,000	Interactive Intelligence Group, Inc. (a)(b)	1.25	06/01/20	413,437
500,000	Quantum Corp. (b)	4.50	11/15/17	460,000
				1,254,062
Materials - 1.1%
325,000	Horsehead Holding Corp. (b)	3.80	07/01/17	84,906
200,000	Silver Standard Resources, Inc. (a)(b)	2.88	02/01/33	135,000
				219,906

Principal	Security Description	Rate	Maturity	Value

Telecommunication Services - 3.4%
$400,000	Global Eagle Entertainment, Inc. (a)(b)	2.75%	02/15/35	$338,250
350,000	Web.com Group, Inc. (b)	1.00	08/15/18	328,563
				666,813
Utilities - 0.9%
300,000	EnerNOC, Inc. (b)	2.25	08/15/19	175,688

Total Corporate Convertible Bonds (Cost $8,405,396)	7,044,681

Corporate Non-Convertible Bonds - 38.1%
Consumer Discretionary - 7.5%
225,000	GameStop Corp. (a)	5.50	10/01/19	222,469
346,000	Hanesbrands, Inc.	6.38	12/15/20	358,196
245,000	K Hovnanian Enterprises, Inc.	7.50	05/15/16	241,325
199,000	L Brands, Inc.	8.50	06/15/19	232,333
410,000	MGM Resorts International	6.88	04/01/16	414,612
				1,468,935
Consumer Staples - 6.3%
300,000	Bumble Bee Holdings, Inc. (a)	9.00	12/15/17	304,500
343,000	Cenveo Corp. (a)	6.00	08/01/19	243,530
382,000	ConvaTec Healthcare E SA (a)	10.50	12/15/18	385,977
282,000	Dean Holding Co. (b)	6.90	10/15/17	298,215
				1,232,222
Energy - 1.3%
500,000	Gastar Exploration, Inc.	8.63	05/15/18	265,000

Financial - 5.1%
325,000	Ally Financial, Inc.	3.50	07/18/16	326,625
205,000	iStar, Inc.	5.88	03/15/16	205,256
217,000	iStar, Inc.	9.00	06/01/17	228,664
250,000	Realogy Group, LLC / The Sunshine Group Florida, Ltd. (a)(b)	3.38	05/01/16	251,085
				1,011,630
Industrial - 4.0%
504,000	International Wire Group Holdings, Inc. (a)	8.50	10/15/17	516,600
253,000	Spirit AeroSystems, Inc.	6.75	12/15/20	262,013
				778,613

Information Technology - 3.9%
350,000	EarthLink Holdings Corp.	7.38	06/01/20	357,875
392,000	First Data Corp. (a)	6.75	11/01/20	412,090
				769,965

ABSOLUTE CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

Principal	Security Description	Rate	Maturity	Value

Telecommunication Services - 10.0%
$200,000	Clearwire Communications, LLC / Clearwire Finance, Inc. (a)	14.75%	12/01/16	$221,500
285,000	DISH DBS Corp.	7.13	02/01/16	286,069
181,000	Entercom Radio, LLC	10.50	12/01/19	188,240
445,000	FairPoint Communications, Inc. (a)	8.75	08/15/19	439,994
150,000	iHeartCommuni-cations, Inc.	9.00	12/15/19	110,062
388,000	Nielsen Finance LLC / Nielsen Finance Co. (b)	4.50	10/01/20	395,275
155,000	ViaSat, Inc.	6.88	06/15/20	161,587
169,000	Windstream Services, LLC	7.88	11/01/17	173,734
				1,976,461

Total Corporate Non-Convertible Bonds (Cost $7,886,374)	7,502,826

Total Fixed Income Securities (Cost $16,291,770)	14,547,507

Contracts	Security Description	Strike Price	Exp. Date	Value

Purchased Options - 0.5%
Call Options Purchased - 0.0%
60	iShares iBoxx $ High Yield Corporate Bond Fund	$84.00	01/16	60
35	iShares iBoxx $ High Yield Corporate Bond Fund	82.00	03/16	2,923

Total Call Options Purchased (Premiums Paid $5,366)	2,983

Put Options Purchased - 0.5%
30	SPDR S&P 500 ETF	209.00	03/16	26,115
80	SPDR S&P 500 ETF	202.00	04/16	49,240
28	SPDR S&P 500 ETF	198.00	04/16	13,734

Total Put Options Purchased (Premiums Paid $126,761)	89,089

Total Purchased Options (Premiums Paid $132,127)	92,072

Total Long Positions - 74.4% (Cost $16,423,897)*	$14,639,579

Total Short Positions - (11.2)% (Proceeds $(3,218,308))*	(2,202,866)

Total Written Options - (0.2)% (Premiums Received $(59,160))*	(33,922)

Other Assets & Liabilities, Net – 37.0%	7,276,395
Net Assets – 100.0%	$19,679,186

ABSOLUTE CREDIT OPPORTUNITIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
DECEMBER 31, 2015 (Unaudited)

Shares	Security Description	Value

Short Positions - (11.2)%
Common Stock - (11.2)%
Consumer Discretionary - (1.1)%
(26,528)	JAKKS Pacific, Inc.	$(211,163)

Consumer Staples - (2.6)%
(230)	Ascent Capital Group, Inc., Class A	(3,845)
(7,800)	Carriage Services, Inc.	(187,980)
(17,102)	Cenveo, Inc.	(14,903)
(9,769)	Depomed, Inc.	(177,112)
(6,459)	Endologix, Inc.	(63,944)
(5,331)	Healthways, Inc.	(68,610)

(516,394)

Energy - (1.0)%
(4,500)	Clean Energy Fuels Corp.	(16,200)
(9,000)	Gastar Exploration, Inc.	(11,790)
(1,920)	Helix Energy Solutions Group, Inc.	(10,099)
(17,047)	Renewable Energy Group, Inc.	(158,367)

(196,456)

Financial - (1.4)%
(6,900)	Encore Capital Group, Inc.	(200,652)
(6,071)	Forestar Group, Inc.	(66,417)
(300)	FXCM, Inc., Class A	(5,019)

(272,088)

Healthcare - (0.6)%
(5,512)	Quidel Corp.	(116,854)

Industrial - (1.8)%
(6,393)	Altra Industrial Motion Corp.	(160,337)
(1,598)	Fluidigm Corp.	(17,274)
(26,400)	TTM Technologies, Inc.	(171,864)

(349,475)

Information Technology - (1.6)%
(12,588)	Avid Technology, Inc.	(91,766)
(3,349)	Interactive Intelligence Group, Inc.	(105,226)
(138,705)	Quantum Corp.	(128,996)

(325,988)

Materials - (0.2)%
(8,500)	Horsehead Holding Corp.	(17,425)
(4,111)	Silver Standard Resources, Inc.	(21,295)

(38,720)

Telecommunication Services - (0.8)%
(10,312)	Global Eagle Entertainment, Inc.	(101,779)
(2,966)	Web.com Group, Inc.	(59,350)

(161,129)

Utilities - (0.1)%
(3,792)	EnerNOC, Inc.	(14,599)

Total Common Stock (Proceeds $(3,218,308))	(2,202,866)

Total Short Positions - (11.2)% (Proceeds $(3,218,308))	$(2,202,866)

ABSOLUTE CREDIT OPPORTUNITIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
DECEMBER 31, 2015 (Unaudited)

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (0.2)%

Call Options Written - (0.0)%
(60)	iShares iBoxx $ High Yield Corporate Bond Fund	$85.00	01/16	$(60)
(35)	iShares iBoxx $ High Yield Corporate Bond Fund	83.00	03/16	(1,925)
(75)	Walter Energy, Inc.	1.00	01/16	(75)

Total Call Options Written (Premiums Received $(3,575))				(2,060)
Put Options Written - (0.2)%
(30)	SPDR S&P 500 ETF	193.00	03/16	(9,810)
(14)	SPDR S&P 500 ETF	188.00	04/16	(3,899)
(80)	SPDR S&P 500 ETF	182.00	04/16	(15,920)
(14)	SPDR S&P 500 ETF	178.00	04/16	(2,233)

Total Put Options Written (Premiums Received $(55,585))	(31,862)

Total Written Options - (0.2)% (Premiums Received $(59,160))	$(33,922)

ABSOLUTE CREDIT OPPORTUNITIES FUND
NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN
DECEMBER 31, 2015 (Unaudited)

ETF	Exchange Traded Fund
LLC	Limited Liability Company

(a)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $4,816,057 or 24.5% of net assets.
(b)	All or a portion of this security is held as collateral for securities sold short.

At December 31, 2015, the Fund held the following credit default swap agreements:

Credit Default Swap - Buy Protection

Counterparty	Reference Entity / Obligation	Pay Rate	Termination Date	Credit Spread as of 12/31/15 (1)	Notional Amount	Net Unrealized Appreciation
BNP Paribas	Host Hotels & Resorts, Inc., 4.75%, 03/01/23	1.00%	12/20/20	1.38%	$5,000,000	$45,299
BNP Paribas	Macy's Inc, 7.45%, 07/15/17	1.00	12/20/20	2.02	5,000,000	62,776
BNP Paribas	Ryder System, Inc., 2.55%, 06/01/19	1.00	12/20/20	1.04	10,000,000	262,587
						$370,662

(1)
Credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.

At December 31, 2015, the Fund held the following futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation

(25)	S&P 500 Emini Future	03/22/16	$(2,518,098)	$(26,278)

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,165,783
Gross Unrealized Depreciation	(1,909,421)
Net Unrealized Depreciation	$(743,638)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of December 31, 2015.

ABSOLUTE CREDIT OPPORTUNITIES FUND
NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN
DECEMBER 31, 2015 (Unaudited)

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Corporate Convertible Bonds	$-	$7,044,681	$-	$7,044,681
Corporate Non-Convertible Bonds	-	7,502,826	-	7,502,826
Purchased Options	-	92,072	-	92,072
Total Investments At Value	$-	$14,639,579	$-	$14,639,579

Other Financial Instruments**
Credit Default Swaps	-	370,662	-	370,662
Total Other Financial Instruments**	$-	$370,662	$-	$370,662

Total Assets	$-	$15,010,241	$-	$15,010,241

Liabilities

Securities Sold Short

Common Stock	$(2,202,866)	-	-	$(2,202,866)
Total Securities Sold Short	$(2,202,866)	$-	$-	$(2,202,866)
Other Financial Instruments**

Futures	(26,278)	-	-	(26,278)
Written Options	(1,925)	(31,997)	-	(33,922)
Total Other Financial Instruments**	$(28,203)	$(31,997)	$-	$(60,200)
Total Liabilities	$(2,231,069)	$(31,997)	$-	$(2,263,066)

**
Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as credit default swaps, which are valued at the unrealized appreciation (depreciation) of the instrument.  Written options are reported at their market value at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2015

	Shares	Value
Cash – 100.0%		$10,010
Other assets less liabilities – 0.0%		-
NET ASSETS – 100.0%		$10,010

(a)
Absolute Capital Opportunities Fund (the “Fund”) is a diversified series of Forum Funds, a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940.  The Fund commenced operations on December 30, 2015 and as of December 31, 2015, the Fund was invested in cash.

BECK, MACK & OLIVER INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2015

Shares	Security Description	Value

Common Stock - 81.3%
Bermuda - 3.1%
10,000	Enstar Group, Ltd. (a)	$1,500,400
Brazil - 5.4%
1,321,000	GP Investments, Ltd. (a)	2,571,046
Canada - 4.3%
4,335	Fairfax Financial Holdings, Ltd.	2,058,036
124,733	Lone Pine Resources Canada, Ltd., Common Class (a)(b)	-
124,733	Lone Pine Resources, Inc., Class A (a)(b)	-
		2,058,036
Chile - 1.9%
616,000	Coca-Cola Embonor SA, Class B	886,756
China - 2.3%
2,463,000	Greatview Aseptic Packaging Co., Ltd.	1,115,494
Cyprus - 1.5%
2,024,034	Secure Property Development & Investment PLC (a)	731,039
Hong Kong - 12.1%
3,909,000	First Pacific Co., Ltd.	2,592,533
10,050,000	Genting Hong Kong, Ltd.	3,216,000
		5,808,533
India - 12.8%
1,016,570	Dewan Housing Finance Corp., Ltd.	3,614,898
247,500	Fairfax India Holdings Corp. (a)(c)	2,499,750
		6,114,648
Indonesia - 9.9%
25,909,000	Bank Pan Indonesia Tbk PT (a)	1,541,195
18,400,000	Media Nusantara Citra Tbk PT	2,476,025
55,368,300	Panin Financial Tbk PT (a)	743,064
		4,760,284
Japan - 1.5%
4,200	FANUC Corp.	736,603
Mexico - 2.8%
184,000	Coca-Cola Femsa SAB de CV	1,322,789
Norway - 2.8%
134,400	Oslo Bors VPS Holding ASA	1,328,566
Russian Federation - 8.3%
126,700	Tarkett SA	3,963,441
South Korea - 1.1%
3,550	GS Home Shopping, Inc. (a)	505,607
Spain - 2.5%
36,800	Grifols SA, Class B	1,196,372

Shares	Security Description	Value

Switzerland - 6.1%
24,250	Dufry AG (a)	$2,905,351
United States - 2.9%
499,700	BBA Aviation PLC	1,393,020
Total Common Stock (Cost $38,765,573)		38,897,985
Preferred Stock - 0.4%
United States - 0.4%
132,573	Earlyshares.com, Inc., Class A (b)(d) (Cost $200,000)	181,625

Private Equity Funds - 5.3%
India - 0.2%
175,203	Bharat Investors LP (a)(e)	107,843
United States - 5.1%
1,200,000	Brightwood Switch SPV LP (a)(b)(f)(g)	2,435,906
Total Private Equity Funds (Cost $1,375,203)		2,543,749

Investment Companies - 6.8%
53,657	Carlyle GMS Finance, Inc. (a)(b)(h)	973,340
4,045,000	DWS Vietnam Fund, Ltd. (a)	2,305,650

Total Investment Companies (Cost $3,258,218)	3,278,990

Total Investments - 93.8% (Cost $43,598,994)*	$44,902,349

Other Assets & Liabilities, Net – 6.2%	2,956,401
Net Assets – 100.0%	$47,858,750

LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $3,590,871 or 7.5% of net assets.
(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $2,499,750 or 5.2% of net assets.
(d)
Private preferred stock purchased on 06/21/13. The preferred shares have the right to receive dividends when, as and if declared by the Board of Trustees. Preferred shares hold rights to convert to shares of Common Stock. Illiquid investment in which redemptions are not accepted. No unfunded commitments as of December 31, 2015.

(e)
Private equity fund purchased on 03/08/13 that invests in Unitech Corporate Parks PLC. Redemptions may be made on the last day of each calendar quarter upon 60 days written notice. No unfunded commitments as of December 31, 2015.

BECK, MACK & OLIVER INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2015

(f)	Private equity fund purchased on 02/21/12 that invests in Switch Communications Group, LLC. Illiquid investment in which redemptions are not accepted. No unfunded commitments as of December 31, 2015.

(g)	Affiliate.
(h)
Business development company purchased on 06/05/13 that invests in first lien senior secured and unitranche loans to private U.S. middle market companies that are, in many cases, controlled by private investment firms. Illiquid investment in which redemptions are not accepted. Cost of investment at December 31, 2015 is $1,054,823. Unfunded commitments of $1,405,306 as of December 31, 2015.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,368,181
Gross Unrealized Depreciation	(5,064,826)
Net Unrealized Appreciation	$1,303,355

As of December 31, 2015, the Beck, Mack & Oliver International Fund had the following forward currency contracts outstanding:

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	(1,383,051)	European Union Euro	02/16/16	$1,530,000	$25,164
	1,383,051	European Union Euro	02/16/16	(1,474,194)	30,643
	(45,017,860)	Hong Kong Dollar	08/22/16	5,800,000	(16,063)
	7,830,000	Hong Kong Dollar	08/22/16	(1,011,602)	(8)
	12,887,860	Hong Kong Dollar	08/22/16	(1,663,272)	1,770
	(8,302,000)	Norwegian Krone	03/29/16	1,000,000	62,854
	(2,535,300)	Swiss Franc	01/11/16	2,700,000	167,544
	2,535,300	Swiss Franc	01/11/16	(2,619,112)	(86,655)
BNY Brokerage, Inc.	(3,114,750)	Brazilian Real	04/07/16	750,000	(11,540)
	(538,608)	Canadian Dollars	06/14/16	392,000	2,512
	(119,400,000)	South Korean Won	06/21/16	100,000	(1,306)
	(1,098,350)	Swiss Franc	05/10/16	1,100,000	(3,252)
Citigroup Global Markets, Inc.	(2,393,280)	Brazilian Real	03/04/16	600,000	7,503
	(291,005,400)	Chilean Peso	02/16/16	420,000	11,598
	134,235,400	Chilean Peso	02/16/16	(189,024)	(636)
	(347,015,000)	Chilean Peso	04/07/16	500,000	15,631
	(21,292,500,000)	Indonesian Rupiah	01/28/16	1,500,000	(24,522)
	8,900,000,000	Indonesian Rupiah	01/28/16	(571,594)	65,637
	(488,967)	Pounds Sterling	01/11/16	750,000	29,142
Mellon Bank, N.A.	(68,370,000)	Indian Rupee	05/27/16	1,000,000	(8,702)
	(37,750,000,000)	Indonesian Rupiah	03/03/16	2,500,000	(173,606)
	(17,236,500)	Mexican Peso	03/03/16	1,000,000	4,478
					$98,186

An affiliate is an entity in which the Fund has ownership of at least 5% of the voting securities.  Transactions during the period with affiliates were as follows:

		Private Equity Fund
		Brightwood Switch SPV, LP
Balance 03/31/15
Shares/Principal	$$	1,200,000
Cost	$$	1,200,000
Value	$$	1,934,524
Gross Additions
Shares/Principal		-
Cost	$$	-
Gross Reductions
Shares/Principal		-
Cost	$$	-
Proceeds	$$	-
Balance 12/31/15
Shares/Principal	$$	1,200,000
Cost	$$	1,200,000
Value	$$	2,435,906
Realized gain/(loss)	$$	-
Investment Income	$$	-

BECK, MACK & OLIVER INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2015

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of December 31, 2015.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Bermuda	$1,500,400	$-	$-	$1,500,400
Brazil	2,571,046	-	-	2,571,046
Canada	2,058,036	-	-	2,058,036
Chile	886,756	-	-	886,756
China	1,115,494	-	-	1,115,494
Cyprus	731,039	-	-	731,039
Hong Kong	5,808,533	-	-	5,808,533
India	6,114,648	-	-	6,114,648
Indonesia	4,760,284	-	-	4,760,284
Japan	736,603	-	-	736,603
Mexico	1,322,789	-	-	1,322,789
Norway	1,328,566	-	-	1,328,566
Russian Federation	3,963,441	-	-	3,963,441
South Korea	505,607	-	-	505,607
Spain	1,196,372	-	-	1,196,372
Switzerland	2,905,351	-	-	2,905,351
United States	1,393,020	-	-	1,393,020
Preferred Stock
United States	-	-	181,625	181,625
Private Equity Fund
India	-	107,843	-	107,843
United States	-	-	2,435,906	2,435,906
Investment Companies	-	2,305,650	973,340	3,278,990
Total Investments At Value	$38,897,985	$2,413,493	$3,590,871	$44,902,349
Other Financial Instruments**
Forward Currency Contracts	-	424,476	-	424,476
Total Assets	$38,897,985	$2,837,969	$3,590,871	$45,326,825
Liabilities
Other Financial Instruments**
Forward Currency Contracts	-	(326,290)	-	(326,290)
Total Liabilities	$-	$(326,290)	$-	$(326,290)

**Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/depreciation at period end.

BECK, MACK & OLIVER INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2015

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Common Stock	Preferred Stock	Private Equity Funds	Investment Companies
Balance as of 03/31/15	$118,432	$181,625	$4,176,936	$703,137
Purchases	-	-	225,000	322,714
Sales	-	-	(2,446,688)	-
Realized gain	-	-	71,688	-
Change in unrealized appreciation/(depreciation)	(118,432)	-	408,970	(52,511)
Balance as of 12/31/15	$-	$181,625	$2,435,906	$973,340
Net change in unrealized appreciation/(depreciation) from investments held as of 12/31/15	$(118,432)	$-	$408,970	$(52,511)

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2015.

Significant unobservable valuation inputs for material Level 3 investments as of December 31, 2015, are as follows:

Investments in Securities	Fair Value at 12/31/15	Valuation Technique(s)	Unobservable Input	Range as of 12/31/15	Weighted Average as of 12/31/15
Private Equity Funds – United States
Brightwood Switch SPV, LP	$2,435,906	Market Comparables	EV/EBITDA Multiple(1)	13.00x – 13.50x NFY EBITDA projection of $106.4mm (or EV of $1,635.9mm - $1,698.9mm and equity value of $1,340.9mm – $1,403.8mm)	Not applicable.

(1)
Significant unobservable inputs used in the fair value measurement included enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio. A significant change in the EV/EBITDA Multiple ratio may result in a similar significant change in the fair value measurement.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BECK, MACK & OLIVER PARTNERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2015

Shares	Security Description	Value

Common Stock - 100.5%
Consumer Staples - 3.6%
6,800	Anheuser-Busch InBev NV, ADR	$850,000
73,000	Crimson Wine Group, Ltd. (a)	642,400
		1,492,400
Energy - 18.0%
65,000	Devon Energy Corp.	2,080,000
133,000	Matador Resources Co. (a)	2,629,410
99,650	San Juan Basin Royalty Trust	412,551
33,000	Schlumberger, Ltd.	2,301,750
		7,423,711
Financials - 36.2%
13,400	American Express Co.	931,970
84,500	Apollo Global Management, LLC	1,282,710
63,000	Boulevard Acquisition Corp. II (a)	619,605
8,600	Credit Acceptance Corp. (a)	1,840,572
25,500	Enstar Group, Ltd. (a)	3,826,020
28,080	Homefed Corp. (a)	962,442
26,500	JPMorgan Chase & Co.	1,749,795
48,000	Leucadia National Corp.	834,720
63,031	The Blackstone Group LP	1,843,026
24,900	U.S. Bancorp	1,062,483
		14,953,343
Healthcare - 18.8%
21,300	Abbott Laboratories	956,583
33,900	Baxter International, Inc.	1,293,285
54,000	Grifols SA, ADR	1,749,600
6,900	Laboratory Corp. of America Holdings (a)	853,116
32,400	Merck & Co., Inc.	1,711,368
8,800	Waters Corp. (a)	1,184,304
		7,748,256
Industrials - 14.7%
35,000	Chicago Bridge & Iron Co. NV	1,364,650
25,300	Dover Corp.	1,551,143
31,800	Fluor Corp.	1,501,596
8,700	Roper Technologies, Inc.	1,651,173
		6,068,562
Materials - 1.1%
75,350	AgroFresh Solutions, Inc. (a)	476,966
Technology - 8.1%
2,270	Alphabet, Inc., Class C (a)	1,722,658
21,200	Microsoft Corp.	1,176,176
9,000	QUALCOMM, Inc.	449,865
		3,348,699

Total Common Stock (Cost $41,010,242)	41,511,937

Shares	Security Description	Rate	Exp. Date	Value

Warrants - 0.2%
75,675	AgroFresh Solutions, Inc. (a) (Cost $171,745)	11.50%	02/19/19	$71,134

Total Investments - 100.7% (Cost $41,181,987)*	$41,583,071

Other Assets & Liabilities, Net – (0.7)%	(278,900)
Net Assets – 100.0%	$41,304,171

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,293,523
Gross Unrealized Depreciation	(4,892,439)
Net Unrealized Appreciation	$401,084

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$41,583,071
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$41,583,071

The Level 1 value displayed in this table includes Common Stock and Warrants. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LMCG GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2015

Shares	Security Description	Value

Long Positions - 96.9%
Common Stock(a) - 95.6%
Australia - 1.2%
82,596	Aristocrat Leisure, Ltd.	$609,880
9,104	Macquarie Group, Ltd.	544,629
		1,154,509
Austria - 0.6%
18,452	Erste Group Bank AG (b)	577,364

Bermuda - 1.3%
3,475	Everest Re Group, Ltd.	636,238
40,038	Maiden Holdings, Ltd.	596,966
		1,233,204
Curacao - 0.4%
10,041	Orthofix International NV (b)	393,708

Denmark - 0.5%
12,460	DSV A/S	490,471

Finland - 0.9%
27,748	Kemira OYJ	326,699
26,914	UPM-Kymmene OYJ	499,667
		826,366
France - 2.8%
2,649	Christian Dior SE	449,965
7,802	Eiffage SA	504,229
13,047	Nexity SA	577,936
5,939	Renault SA	594,467
11,713	Societe Generale SA	539,760
		2,666,357
Germany - 6.1%
9,204	Brenntag AG	479,600
48,356	Commerzbank AG (b)	498,965
5,240	Daimler AG	437,823
35,066	Deutsche Lufthansa AG (b)	552,327
15,839	METRO AG	504,588
5,285	MTU Aero Engines AG	515,102
10,344	ProSiebenSat.1 Media SE	521,868
9,625	Rheinmetall AG	639,792
14,446	STADA Arzneimittel AG	582,541
27,636	Suedzucker AG	547,756
29,682	Takkt AG	594,270
		5,874,632
Hong Kong - 0.4%
90,000	Orient Overseas International, Ltd.	430,784

Italy - 1.3%
57,915	Amplifon SpA	501,684
26,156	Buzzi Unicem SpA	288,889
21,403	MARR SpA	442,224
		1,232,797

Shares	Security Description	Value

Japan - 11.3%
17,900	Alps Electric Co., Ltd.	$485,413
12,600	Aoyama Trading Co., Ltd.	485,427
34,300	Chubu Electric Power Co., Inc.	469,695
17,800	Electric Power Development Co., Ltd.	633,976
31,900	Fuji Machine Manufacturing Co., Ltd.	335,345
97,000	Fujikura, Ltd.	523,940
112,000	Fujitsu, Ltd.	559,006
87,000	Mitsubishi Gas Chemical Co, Inc.	444,877
32,800	Mitsubishi Tanabe Pharma Corp.	565,099
83,700	Mitsubishi UFJ Financial Group, Inc.	518,459
15,200	Mixi, Inc.	568,532
14,200	Nippon Telegraph & Telephone Corp.	565,133
58,100	Nissan Motor Co., Ltd.	608,350
10,100	NTT Data Corp.	488,296
47,000	OKUMA Corp.	380,097
100,000	Sumitomo Chemical Co., Ltd.	574,310
46,600	Sumitomo Corp.	475,102
7,700	TDK Corp.	493,138
16,700	Terumo Corp.	517,590
43,900	Ushio, Inc.	605,376
48,900	Yokogawa Electric Corp.	588,069
		10,885,230
Luxembourg - 0.6%
1,747	Eurofins Scientific SE	609,389

Netherlands - 1.7%
27,355	Koninklijke Ahold NV	577,011
10,666	Koninklijke Vopak NV	459,329
17,223	NN Group NV	607,678
		1,644,018
Norway - 3.4%
42,383	Atea ASA (b)	350,047
73,419	Austevoll Seafood ASA	445,983
42,308	Det Norske Oljeselskap ASA (b)	262,542
64,797	Ocean Yield ASA	500,039
70,701	Orkla ASA	557,755
38,489	Ship Finance International, Ltd.	637,763
11,244	Yara International ASA	483,585
		3,237,714
Puerto Rico - 0.6%
21,083	Popular, Inc.	597,492

Spain - 0.5%
17,739	ACS Actividades de Construccion y Servicios SA	518,999

LMCG GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2015

Shares	Security Description	Value

Sweden - 1.1%
8,580	Indutrade AB	$486,617
36,809	Securitas AB, Class B	562,844
		1,049,461
Switzerland - 2.3%
3,890	Actelion, Ltd. (b)	540,491
803	Georg Fischer AG	545,159
34,238	Logitech International SA	524,435
2,209	Swiss Life Holding AG (b)	594,994
		2,205,079
United Kingdom - 3.9%
29,544	Ashtead Group PLC	486,230
53,207	Crest Nicholson Holdings PLC	435,957
34,103	Domino's Pizza Group PLC	528,562
40,134	Great Portland Estates PLC REIT	489,171
9,780	Imperial Tobacco Group PLC	516,557
33,215	Keller Group PLC	406,786
28,465	Land Securities Group PLC REIT	493,442
67,780	Meggitt PLC	374,231
		3,730,936
United States - 54.7%
31,857	Abercrombie & Fitch Co.	860,139
48,748	Achillion Pharmaceuticals, Inc. (b)	525,991
36,120	Alon USA Energy, Inc.	536,021
8,410	American Financial Group, Inc.	606,193
15,830	AMN Healthcare Services, Inc. (b)	491,522
55,631	Annaly Capital Management, Inc. REIT	521,819
17,362	Argan, Inc.	562,529
18,074	Aspen Technology, Inc. (b)	682,474
12,143	Atlas Air Worldwide Holdings, Inc. (b)	501,992
12,233	Avnet, Inc.	524,062
23,869	Banc of California, Inc.	348,965
30,602	Black Box Corp.	291,637
13,097	Cambrex Corp. (b)	616,738
9,954	Carnival PLC	567,040
54,022	Carrols Restaurant Group, Inc. (b)	634,218
8,452	Centene Corp. (b)	556,226
46,193	CenterState Banks, Inc.	722,920
21,224	Chemtura Corp. (b)	578,778
23,292	Cohu, Inc.	281,134
45,429	Commercial Metals Co.	621,923
30,045	Convergys Corp	747,820
15,323	CoreLogic, Inc. (b)	518,837
36,341	Dean Foods Co.	623,248
6,711	DineEquity, Inc.	568,220
88,157	EarthLink Holdings Corp.	655,007
12,717	Emergent BioSolutions, Inc. (b)	508,807
37,967	Ennis, Inc.	730,865
9,160	ePlus, Inc. (b)	854,262
8,757	Euronet Worldwide, Inc. (b)	634,270
36,861	Express, Inc. (b)	636,958
26,391	Fidelity Southern Corp.	588,783

Shares	Security Description	Value

33,287	First Midwest Bancorp, Inc.	$613,479
27,583	Flagstar Bancorp, Inc. (b)	637,443
8,846	Foot Locker, Inc.	575,786
36,236	FutureFuel Corp.	489,186
19,461	Gigamon, Inc. (b)	517,079
17,964	Heartland Financial USA, Inc.	563,351
13,688	HollyFrontier Corp.	546,014
4,794	Huntington Ingalls Industries, Inc.	608,119
22,254	Insight Enterprises, Inc. (b)	559,020
13,350	Insperity, Inc.	642,802
30,066	Inteliquent, Inc.	534,273
20,926	INTL. FCStone, Inc. (b)	700,184
56,156	Intrawest Resorts Holdings, Inc. (b)	439,140
39,482	Isle of Capri Casinos, Inc. (b)	549,984
47,547	K12, Inc. (b)	418,414
7,625	Kaiser Aluminum Corp.	637,908
33,266	KBR, Inc.	562,861
15,843	Leidos Holdings, Inc.	891,327
17,671	LGI Homes, Inc. (b)	429,935
23,562	Liberty Interactive Corp. QVC Group, Class A (b)	643,714
60,084	Lionbridge Technologies, Inc. (b)	295,012
9,218	Lydall, Inc. (b)	327,055
13,049	MacroGenics, Inc. (b)	404,128
9,934	Manhattan Associates, Inc. (b)	657,333
7,459	ManpowerGroup, Inc.	628,719
6,580	MarketAxess Holdings, Inc.	734,262
36,224	Merit Medical Systems, Inc. (b)	673,404
32,142	MSG Networks, Inc., Class A (b)	668,554
31,314	Multi-Fineline Electronix, Inc. (b)	647,574
23,655	NeuStar, Inc., Class A (b)	567,010
82,911	OraSure Technologies, Inc. (b)	533,947
14,009	Owens Corning	658,843
8,704	PAREXEL International Corp. (b)	592,916
19,869	PBF Energy, Inc., Class A	731,378
22,368	PNM Resources, Inc.	683,790
10,550	Portola Pharmaceuticals, Inc. (b)	542,798
8,665	Preferred Bank/Los Angeles CA	286,118
18,220	Premier, Inc., Class A (b)	642,619
32,069	Quanex Building Products Corp.	668,639
62,833	Rayonier Advanced Materials, Inc.	615,135
7,820	Reinsurance Group of America, Inc.	669,001
10,969	REX American Resources Corp. (b)	593,094
24,266	Sagent Pharmaceuticals, Inc. (b)	386,072
26,160	Sanmina Corp. (b)	538,373
15,171	Schweitzer-Mauduit International, Inc.	637,030
11,582	Skechers U.S.A., Inc., Class A (b)	349,892
36,331	Smith & Wesson Holding Corp. (b)	798,555
25,110	Sonic Automotive, Inc., Class A	571,504
12,107	Spirit AeroSystems Holdings, Inc., Class A (b)	606,197
19,490	Sucampo Pharmaceuticals, Inc., Class A (b)	336,982

LMCG GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2015

Shares	Security Description	Value

18,454	Take-Two Interactive Software, Inc. (b)	$642,937
8,593	Tech Data Corp. (b)	570,403
24,549	Telephone & Data Systems, Inc.	635,574
73,028	TETRA Technologies, Inc. (b)	549,171
20,993	Trinity Industries, Inc.	504,252
14,801	Voya Financial, Inc.	546,305
48,534	Wabash National Corp. (b)	574,157
20,935	Walker & Dunlop, Inc. (b)	603,137
14,264	Western Refining, Inc.	508,084
13,792	Yadkin Financial Corp.	347,145
41,758	YRC Worldwide, Inc. (b)	592,128
		52,778,644

Total Common Stock (Cost $90,696,978)	92,137,154

Money Market Fund - 1.3%
1,293,867	Dreyfus Treasury Prime Cash Management, 0.01% (c) (Cost $1,293,867)	1,293,867

Total Long Positions - 96.9% (Cost $91,990,845)*	$93,431,021
Total Short Positions - (96.2)% (Proceeds $(100,502,890))*	(92,799,863)
Other Assets & Liabilities, Net – 99.3%	95,787,835
Net Assets – 100.0%	$96,418,993

LMCG GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
DECEMBER 31, 2015

Shares	Security Description	Value

Short Positions - (96.2)%
Common Stock - (96.2)%
Austria - (0.5)%
(15,510)	ams AG	$(518,478)

Belgium - (0.5)%
(18,053)	bpost SA	(442,973)

Bermuda - (0.4)%
(23,222)	Golar LNG, Ltd.	(366,675)

Canada - (0.7)%
(13,428)	lululemon athletica, Inc.	(704,567)

Denmark - (0.3)%
(1,997)	ALK-Abello A/S	(254,117)

Finland - (0.5)%
(33,992)	Fortum OYJ	(512,138)

France - (3.2)%
(12,925)	Alstom SA	(394,793)
(12,752)	Cie de Saint-Gobain	(552,611)
(7,200)	DBV Technologies SA	(518,657)
(1,486)	Hermes International	(502,305)
(13,456)	Nexans SA	(491,074)
(23,808)	Zodiac Aerospace	(566,876)

		(3,026,316)
Germany - (6.0)%
(55,088)	AIXTRON SE	(244,379)
(32,566)	alstria Office REIT-AG	(433,829)
(6,359)	Beiersdorf AG	(577,978)
(4,560)	Bertrandt AG	(547,030)
(14,290)	Bilfinger SE	(671,552)
(19,331)	Deutsche Post AG	(540,452)
(34,214)	Gerry Weber International AG	(473,769)
(1,514)	KWS Saat SE	(454,388)
(13,753)	Leoni AG	(540,562)
(3,620)	Linde AG	(522,940)
(3,902)	MorphoSys AG	(242,801)
(13,456)	OSRAM Licht AG	(562,178)
		(5,811,858)
Hong Kong - (0.5)%
(84,000)	Henderson Land Development Co., Ltd.	(512,401)

Italy - (1.6)%
(17,856)	Atlantia SpA	(472,442)
(22,605)	Azimut Holding SpA	(561,874)
(70,852)	Unione di Banche Italiane SpA	(473,394)

(1,507,710)

Shares	Security Description	Value

Japan - (10.5)%
(37,000)	Coca-Cola East Japan Co., Ltd.	$(595,838)
(37,000)	Daihatsu Motor Co., Ltd.	(499,131)
(19,300)	Daiseki Co., Ltd.	(307,665)
(24,100)	DeNA Co., Ltd.	(376,836)
(5,500)	Disco Corp.	(517,943)
(70,500)	F@N Communications, Inc.	(432,703)
(56,000)	Fuji Kyuko Co., Ltd.	(538,433)
(11,100)	GMO Payment Gateway, Inc.	(527,122)
(31,200)	House Foods Group, Inc.	(616,006)
(32,700)	Kakaku.com, Inc.	(643,196)
(31,200)	Kansai Paint Co., Ltd.	(472,922)
(58,000)	Mitsubishi Motors Corp.	(490,711)
(21,500)	MonotaRO Co., Ltd.	(594,898)
(5,700)	Nidec Corp.	(413,341)
(29,400)	Nippon Paint Holdings Co., Ltd.	(711,540)
(11,400)	Nissin Foods Holdings Co., Ltd.	(604,926)
(57,000)	Shimizu Corp.	(464,792)
(9,100)	SHO-BOND Holdings Co., Ltd.	(331,901)
(85,000)	The Gunma Bank, Ltd.	(494,210)
(22,900)	Unicharm Corp.	(467,657)

(10,101,771)
Luxembourg - (0.5)%
(43,570)	Tenaris SA	(515,928)

Netherlands - (0.5)%
(5,521)	ASML Holding NV	(490,549)

New Zealand - (0.6)%
(104,586)	Ryman Healthcare, Ltd.	(606,968)

Norway - (1.1)%
(43,425)	Marine Harvest ASA	(584,276)
(15,139)	Schibsted ASA, Class A	(497,719)

		(1,081,995)
Spain - (1.1)%
(6,662)	Red Electrica Corp. SA	(556,474)
(46,214)	Zardoya Otis SA	(540,493)
		(1,096,967)
Sweden - (2.3)%
(32,922)	Betsson AB	(603,293)
(53,265)	Hexpol AB	(571,120)
(50,872)	Skandinaviska Enskilda Banken AB, Class A	(534,996)
(39,512)	Svenska Handelsbanken AB, Class A	(524,778)
		(2,234,187)
Switzerland - (3.1)%
(23,235)	ABB, Ltd.	(414,689)
(4,645)	Basilea Pharmaceutica AG	(446,575)
(27,031)	GAM Holding AG	(447,434)
(10,320)	LafargeHolcim, Ltd.	(516,772)

LMCG GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
DECEMBER 31, 2015

Shares	Security Description	Value

(3,990)	Sonova Holding AG	$(506,944)
(10,150)	Sunrise Communications Group AG	(598,322)

		(2,930,736)
United Kingdom - (5.7)%
(112,657)	Aberdeen Asset Management PLC	(480,057)
(94,735)	Amec Foster Wheeler PLC	(598,030)
(31,793)	BHP Billiton PLC	(354,550)
(66,205)	BTG PLC	(670,850)
(25,532)	Burberry Group PLC	(449,211)
(73,219)	ICAP PLC	(549,588)
(47,695)	Rolls-Royce Holdings PLC	(403,997)
(200,840)	Rotork PLC	(540,492)
(52,897)	The Restaurant Group PLC	(535,213)
(159,049)	Tullow Oil PLC	(389,583)
(7,846)	Whitbread PLC	(508,550)
		(5,480,121)
United States - (56.6)%
(16,605)	Arthur J. Gallagher & Co.	(679,809)
(19,103)	Artisan Partners Asset Management, Inc., Class A	(688,854)
(3,927)	athenahealth, Inc.	(632,129)
(22,395)	AtriCure, Inc.	(502,544)
(10,774)	Bank of Hawaii Corp.	(677,685)
(10,417)	Belden, Inc.	(496,683)
(69,023)	BioDelivery Sciences International, Inc.	(330,620)
(29,954)	Bottomline Technologies de, Inc.	(890,532)
(21,006)	Brown & Brown, Inc.	(674,293)
(4,205)	Buffalo Wild Wings, Inc.	(671,328)
(12,147)	Cabela's, Inc.	(567,629)
(31,896)	Calgon Carbon Corp.	(550,206)
(30,999)	Callidus Software, Inc.	(575,651)
(7,767)	Carlisle Cos., Inc.	(688,855)
(13,869)	Cheniere Energy, Inc.	(516,620)
(13,116)	Choice Hotels International, Inc.	(661,178)
(19,313)	Cinemark Holdings, Inc.	(645,634)
(11,963)	CLARCOR, Inc.	(594,322)
(11,440)	Clayton Williams Energy ,Inc.	(338,281)
(20,752)	Clifton Bancorp, Inc.	(297,584)
(23,746)	CommScope Holding Co., Inc.	(614,784)
(19,431)	CommVault Systems, Inc.	(764,610)
(15,675)	comScore, Inc.	(645,026)
(32,881)	Consolidated Communications Holdings, Inc.	(688,857)
(19,657)	Cornerstone OnDemand, Inc.	(678,756)
(34,581)	Covanta Holding Corp.	(535,660)
(34,732)	CVB Financial Corp.	(587,665)
(17,626)	CyrusOne, Inc. REIT	(660,094)
(46,830)	Del Frisco's Restaurant Group, Inc.	(750,217)
(50,537)	Endologix, Inc.	(500,316)
(26,378)	Ethan Allen Interiors, Inc.	(733,836)
(20,471)	First Financial Bankshares, Inc.	(617,610)

Shares	Security Description	Value

(14,154)	Five Below, Inc.	$(454,343)
(36,349)	Fluidigm Corp.	(392,933)
(14,695)	Forward Air Corp.	(632,032)
(18,056)	Generac Holdings, Inc.	(537,527)
(77,524)	GenMark Diagnostics, Inc.	(601,586)
(37,803)	Gogo, Inc.	(672,893)
(24,416)	Greenhill & Co., Inc.	(698,542)
(18,540)	Healthcare Services Group, Inc.	(646,490)
(8,669)	IDEX Corp.	(664,132)
(12,722)	Independent Bank Corp.	(591,827)
(32,391)	Inovalon Holdings, Inc., Class A	(550,647)
(45,676)	Krispy Kreme Doughnuts, Inc.	(688,337)
(14,952)	LPL Financial Holdings, Inc.	(637,703)
(72,334)	LSB Industries, Inc.	(524,421)
(8,501)	Macquarie Infrastructure Corp.	(617,173)
(19,480)	Marketo, Inc.	(559,271)
(15,764)	Mattress Firm Holding Corp.	(703,547)
(14,409)	Medidata Solutions, Inc.	(710,220)
(12,382)	Mercury General Corp.	(576,630)
(37,337)	Merrimack Pharmaceuticals, Inc.	(294,962)
(19,608)	Mobile Mini, Inc.	(610,397)
(54,513)	Nationstar Mortgage Holdings, Inc.	(728,839)
(34,218)	Nektar Therapeutics	(576,573)
(7,802)	NetSuite, Inc.	(660,205)
(58,862)	Nimble Storage, Inc.	(541,530)
(13,695)	Northwest Natural Gas Co.	(693,104)
(96,891)	ORBCOMM, Inc.	(701,491)
(56,497)	PGT, Inc.	(643,501)
(16,155)	Power Solutions International, Inc.	(294,829)
(29,470)	PROS Holdings, Inc.	(678,989)
(8,915)	Proto Labs, Inc.	(567,796)
(4,219)	Puma Biotechnology, Inc.	(330,770)
(30,178)	Raven Industries, Inc.	(470,777)
(6,872)	Restoration Hardware Holdings, Inc.	(545,980)
(18,035)	RigNet, Inc.	(373,144)
(16,935)	Royal Gold, Inc.	(617,619)
(14,781)	RPM International, Inc.	(651,251)
(52,539)	Ruckus Wireless, Inc.	(562,693)
(7,103)	Spectrum Brands Holdings, Inc.	(723,085)
(18,725)	Stewart Information Services Corp.	(699,004)
(25,843)	Stratasys, Ltd.	(606,794)
(61,663)	Synergy Resources Corp.	(525,369)
(12,975)	TESARO, Inc.	(678,852)
(21,391)	Texas Roadhouse, Inc.	(765,156)
(29,295)	Textura Corp.	(632,186)
(33,172)	TFS Financial Corp.	(624,629)
(29,575)	TG Therapeutics, Inc.	(352,830)
(55,881)	The Spectranetics Corp.	(841,568)
(53,762)	TimkenSteel Corp.	(450,526)
(15,038)	Trex Co., Inc.	(572,046)
(52,572)	Tronox, Ltd., Class A	(205,556)
(49,850)	Tuesday Morning Corp.	(324,025)
(17,395)	Ultratech, Inc.	(344,769)
(12,207)	UMB Financial Corp.	(568,236)

LMCG GLOBAL MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
DECEMBER 31, 2015

Shares	Security Description	Value

(70,070)	Valley National Bancorp	$(690,189)
(31,517)	Varonis Systems, Inc.	(592,520)
(10,299)	ViaSat, Inc.	(628,342)
(72,434)	Vince Holding Corp.	(331,748)
(13,706)	Westamerica Bancorporation	(640,755)
(48,117)	Westmoreland Coal Co.	(282,928)
(74,382)	WPX Energy, Inc.	(426,953)
(9,085)	Zebra Technologies Corp.	(632,770)

(54,603,408)

Total Common Stock (Proceeds $(100,502,890))	(92,799,863)
Total Short Positions - (96.2)% (Proceeds $(100,502,890))	$(92,799,863)

LMCG GLOBAL MARKET NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT
DECEMBER 31, 2015 (Unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	All or portion of these securities are held as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Variable rate security. Rate presented is as of December 31, 2015.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$16,005,066
Gross Unrealized Depreciation	(6,861,863)
Net Unrealized Appreciation	$9,143,203

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and liabilities as of December 31, 2015.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Australia	$-	$1,154,509	$-	$1,154,509
Austria	-	577,364	-	577,364
Bermuda	1,233,204	-	-	1,233,204
Curacao	393,708	-	-	393,708
Denmark	-	490,471	-	490,471
Finland	-	826,366	-	826,366
France	-	2,666,357	-	2,666,357
Germany	-	5,874,632	-	5,874,632
Hong Kong	-	430,784	-	430,784
Italy	-	1,232,797	-	1,232,797
Japan	-	10,885,230	-	10,885,230
Luxembourg	-	609,389	-	609,389
Netherlands	-	1,644,018	-	1,644,018
Norway	637,763	2,599,951	-	3,237,714
Puerto Rico	597,492	-	-	597,492
Spain	-	518,999	-	518,999
Sweden	-	1,049,461	-	1,049,461
Switzerland	-	2,205,079	-	2,205,079
United Kingdom	-	3,730,936	-	3,730,936
United States	52,211,604	567,040	-	52,778,644
Money Market Fund	-	1,293,867	-	1,293,867
Total Investments At Value	$55,073,771	$38,357,250	$-	$93,431,021
Total Assets	$55,073,771	$38,357,250	$-	$93,431,021

LMCG GLOBAL MARKET NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT
DECEMBER 31, 2015 (Unaudited)

Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short

Common Stock
Austria	$-	$(518,478)	$-	$(518,478)
Belgium	-	(442,973)	-	(442,973)
Bermuda	(366,675)	-	-	(366,675)
Canada	(704,567)	-	-	(704,567)
Denmark	-	(254,117)	-	(254,117)
Finland	-	(512,138)	-	(512,138)
France	-	(3,026,316)	-	(3,026,316)
Germany	-	(5,811,858)	-	(5,811,858)
Hong Kong	-	(512,401)	-	(512,401)
Italy	-	(1,507,710)	-	(1,507,710)
Japan	-	(10,101,771)	-	(10,101,771)
Luxembourg	-	(515,928)	-	(515,928)
Netherlands	-	(490,549)	-	(490,549)
New Zealand	-	(606,968)	-	(606,968)
Norway	-	(1,081,995)	-	(1,081,995)
Spain	-	(1,096,967)	-	(1,096,967)
Sweden	-	(2,234,187)	-	(2,234,187)
Switzerland	-	(2,930,736)	-	(2,930,736)
United Kingdom	-	(5,480,121)	-	(5,480,121)
United States	(54,603,408)	-	-	(54,603,408)
Total Securities Sold Short	$(55,674,650)	$(37,125,213)	$-	$(92,799,863)
Total Liabilities	$(55,674,650)	$(37,125,213)	$-	$(92,799,863)

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2015.

At December 31, 2015, foreign securities representing the following percentage of net assets of the Fund were fair valued by independent pricing services and are classified as using Level 2 inputs within the valuation inputs disclosure on the Fund’s Schedule of Investments:

LMCG Global Market Neutral Fund

Long Securities 39.78%
Short Securities (38.50)%

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LMCG GLOBAL MULTICAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

Shares	Security Description	Value

Equity Securities - 92.1%
Common Stock - 91.9%
Australia - 0.8%
4,456	Scentre Group REIT (a)	$13,516
452	South32, Ltd. (a)	348
		13,864
Belgium - 1.2%
54	Ackermans & van Haaren NV	7,933
106	Anheuser-Busch InBev SA/NV	13,191
		21,124
Bermuda - 1.3%
245	Lazard, Ltd., Class A	11,028
270	Validus Holdings, Ltd.	12,498
		23,526
Brazil - 0.3%
400	Fibria Celulose SA	5,251

Canada - 1.8%
202	Canadian National Railway Co.	11,292
659	Goldcorp, Inc.	7,618
200	Intact Financial Corp.	12,818
		31,728
China - 1.0%
14,000	Industrial & Commercial Bank of China, Ltd., Class H	8,392
500	Tencent Holdings, Ltd.	9,790
		18,182
Denmark - 1.3%
329	DSV A/S	12,950
77	NKT Holding A/S	3,975
165	Royal Unibrew A/S	6,706
		23,631
France - 2.7%
197	BNP Paribas SA	11,146
113	Sanofi	9,630
298	TOTAL SA	13,360
223	Vinci SA	14,293
		48,429
Germany - 5.0%
77	Allianz SE	13,573
160	BASF SE	12,189
120	Bayer AG	14,987
154	Daimler AG	12,867
154	Freenet AG	5,197
57	Pfeiffer Vacuum Technology AG	5,749
150	SAP SE	11,903
138	Siemens AG	13,351
		89,816

Shares	Security Description	Value

Hong Kong - 0.6%
500	China Mobile, Ltd.	$5,628
1,200	Dah Sing Financial Holdings, Ltd.	5,972
		11,600
India - 0.4%
270	Reliance Industries, Ltd., GDR (b)	8,262

Ireland - 0.3%
438	Fly Leasing, Ltd., ADR	5,979

Italy - 1.3%
1,052	Enel SpA	4,411
563	Eni SpA	8,365
3,120	Intesa Sanpaolo SpA	10,362
		23,138
Japan - 6.0%
100	Aoyama Trading Co., Ltd.	3,853
300	Exedy Corp.	7,250
400	Honda Motor Co., Ltd.	12,785
300	Hoya Corp.	12,268
4	Japan Logistics Fund, Inc. REIT	7,762
2,000	Mitsubishi UFJ Financial Group, Inc.	12,388
3,000	Mitsui Engineering & Shipbuilding Co., Ltd.	4,939
400	NS Solutions Corp.	9,114
800	Sumitomo Electric Industries, Ltd.	11,297
1,000	Toray Industries, Inc.	9,292
200	Toyota Motor Corp.	12,316
200	Yamaha Corp.	4,831
		108,095
Malaysia - 0.4%
4,800	IHH Healthcare Bhd	7,354

Malta - 0.6%
99	Unibet Group PLC, SDR	10,095

Mexico - 0.7%
5,500	America Movil SAB de CV, Class L	3,868
4,270	Gentera SAB de CV	8,262
275	Telesites SAB (a)	179
		12,309
Netherlands - 0.5%
219	Royal Dutch Shell PLC, ADR	10,028

Russian Federation - 0.3%
180	Tatneft PAO, ADR	4,743

LMCG GLOBAL MULTICAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

Shares	Security Description	Value

Singapore - 0.6%
4,000	Singapore Press Holdings, Ltd.	$11,087

South Africa - 0.2%
570	Liberty Holdings, Ltd.	4,242

South Korea - 1.1%
323	Industrial Bank of Korea (a)	3,377
70	KT&G Corp. (a)	6,221
7	Samsung Electronics Co., Ltd.	7,466
111	SK Hynix, Inc. (a)	2,868
		19,932
Spain - 0.4%
1,643	Banco Santander SA	8,082

Sweden - 1.8%
434	Investor AB, Class B	15,949
979	Telefonaktiebolaget LM Ericsson, ADR	9,408
330	Wihlborgs Fastigheter AB	6,655
		32,012
Switzerland - 1.6%
232	Nestle SA	17,223
211	Wolseley PLC	11,460
		28,683
Taiwan - 1.1%
8,800	China Life Insurance Co., Ltd.	6,720
1,050	Hon Hai Precision Industry Co., Ltd.	2,570
1,000	Taiwan Semiconductor Manufacturing Co., Ltd.	4,314
4,347	Uni-President Enterprises Corp.	7,246
		20,850
United Kingdom - 5.2%
452	BHP Billiton PLC	5,041
2,462	BP PLC	12,794
205	British American Tobacco PLC	11,384
311	Galliford Try PLC	6,988
463	GlaxoSmithKline PLC	9,351
810	Howden Joinery Group PLC	6,276
1,425	HSBC Holdings PLC	11,249
576	Royal Dutch Shell PLC, Class B	13,128
2,300	Taylor Wimpey PLC	6,875
160	Whitbread PLC	10,371
		93,457
United States - 53.4%
303	Abbott Laboratories	13,608
620	AES Corp.	5,933
303	AGL Resources, Inc.	19,334
70	Akamai Technologies, Inc. (a)	3,684
125	Align Technology, Inc. (a)	8,231
515	Allegheny Technologies, Inc.	5,794

Shares	Security Description	Value

36	Alphabet, Inc., Class A (a)	$28,008
36	Amazon.com, Inc. (a)	24,332
495	American Eagle Outfitters, Inc.	7,673
227	AmerisourceBergen Corp.	23,542
150	Amsurg Corp. (a)	11,400
188	Apache Corp.	8,360
378	Apple, Inc.	39,788
635	Applied Materials, Inc.	11,856
48	BlackRock, Inc.	16,345
275	Cabot Corp.	11,242
522	Cadence Design Systems, Inc. (a)	10,863
194	Capital One Financial Corp.	14,003
114	Caterpillar, Inc.	7,747
96	Charles River Laboratories International, Inc. (a)	7,717
79	Chevron Corp.	7,107
378	Cisco Systems, Inc.	10,265
247	Comerica, Inc.	10,332
227	Community Health Systems, Inc. (a)	6,022
384	Corporate Office Properties Trust REIT	8,383
142	Danaher Corp.	13,189
743	Darling Ingredients, Inc. (a)	7,816
99	Diamondback Energy, Inc. (a)	6,623
240	Dick's Sporting Goods, Inc.	8,484
244	Diebold, Inc.	7,342
128	Eagle Materials, Inc.	7,735
803	Fifth Third Bancorp	16,140
684	General Electric Co.	21,307
162	Gilead Sciences, Inc.	16,393
162	Heartland Payment Systems, Inc.	15,361
257	Hexcel Corp.	11,938
303	International Paper Co.	11,423
1,246	Investors Bancorp, Inc.	15,500
296	ITT Corp.	10,751
488	JPMorgan Chase & Co.	32,223
266	Korn/Ferry International	8,826
89	Lithia Motors, Inc., Class A	9,494
286	Marsh & McLennan Cos., Inc.	15,859
52	Martin Marietta Materials, Inc.	7,102
161	MasterCard, Inc., Class A	15,675
139	MAXIMUS, Inc.	7,819
266	Merck & Co., Inc.	14,050
576	Micron Technology, Inc. (a)	8,156
264	Microsoft Corp.	14,647
193	Oracle Corp.	7,050
200	PAREXEL International Corp. (a)	13,624
114	PepsiCo, Inc.	11,391
273	Pfizer, Inc.	8,812
50	Pioneer Natural Resources Co.	6,269
232	Portland General Electric Co.	8,438
240	PRA Group, Inc. (a)	8,326
158	Regal Beloit Corp.	9,246
81	Rockwell Automation, Inc.	8,311
148	Schlumberger, Ltd.	10,323

LMCG GLOBAL MULTICAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

Shares	Security Description	Value

128	Sensient Technologies Corp.	$8,041
315	Sotheby's	8,114
720	Southwestern Energy Co. (a)	5,119
348	Spectra Energy Corp.	8,331
225	State Street Corp.	14,931
424	SunTrust Banks, Inc.	18,164
383	Synchronoss Technologies, Inc. (a)	13,493
303	Sysco Corp.	12,423
161	Team Health Holdings, Inc. (a)	7,066
193	Tenet Healthcare Corp. (a)	5,848
153	The Advisory Board Co. (a)	7,590
291	The Dow Chemical Co.	14,981
47	The Goldman Sachs Group, Inc.	8,471
568	The Interpublic Group of Cos., Inc.	13,223
48	Towers Watson & Co., Class A	6,166
128	United Technologies Corp.	12,297
264	Unum Group	8,789
317	USG Corp. (a)	7,700
364	Vantiv, Inc., Class A (a)	17,261
422	Wells Fargo & Co.	22,940
149	Williams-Sonoma, Inc.	8,703
632	Zions Bancorp.	17,254
		964,117

Total Common Stock (Cost $1,651,669)	1,659,616

Shares	Security Description	Rate	Value

Preferred Stock - 0.2%
Brazil - 0.2%
720	Banco Bradesco SA	0.84%	3,484

Total Preferred Stock (Cost $8,014)	3,484

Total Equity Securities (Cost $1,659,683)	1,663,100

Principal	Security Description	Value

Fixed Income Securities - 0.6%
Exchange Traded Note - 0.6%
$156	iPath MSCI India Index ETN (a)	9,996

Total Fixed Income Securities (Cost $8,169)	9,996

Shares	Security Description	Value

Rights - 0.0%
23	Banco Bradesco SA(a)(c)	12

Total Rights (Cost $0)	12

Shares	Security Description	Value

Investment Companies - 6.0%
196	iShares MSCI ACWI ETF	$10,941
466	iShares MSCI EAFE ETF	27,377
68	iShares MSCI EAFE Small-Cap ETF	3,396
322	iShares MSCI Eurozone ETF	11,283
135	iShares MSCI Turkey ETF	4,909
506	iShares Russell 1000 Growth ETF	50,337

Total Investment Companies (Cost $108,865)	108,243

Money Market Fund - 2.9%
51,636	Dreyfus Treasury Prime Cash Management, 0.01% (d) (Cost $51,636)	51,636

Total Investments - 101.6% (Cost $1,828,353)*	$1,832,987
Other Assets & Liabilities, Net – (1.6)%	(28,275)
Net Assets – 100.0%	$1,804,712

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
GDR	Global Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $8,262 or 0.5% of net assets.
(c)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $12 or 0.0% of net assets.
(d)	Variable rate security. Rate presented is as of December 31, 2015.

LMCG GLOBAL MULTICAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$181,624
Gross Unrealized Depreciation	(176,990)
Net Unrealized Appreciation	$4,634

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015.

Level 1	Level 2	Level 3	Total

Investments At Value
Common Stock
Australia	$-	$13,864	$-	$13,864
Belgium	-	21,124	-	21,124
Bermuda	23,526	-	-	23,526
Brazil	-	5,251	-	5,251
Canada	31,728	-	-	31,728
China	-	18,182	-	18,182
Denmark	-	23,631	-	23,631
France	-	48,429	-	48,429
Germany	-	89,816	-	89,816
Hong Kong	-	11,600	-	11,600
India	8,262	-	-	8,262
Ireland	5,979	-	-	5,979
Italy	-	23,138	-	23,138
Japan	-	108,095	-	108,095
Malaysia	-	7,354	-	7,354
Malta	-	10,095	-	10,095
Mexico	12,309	-	-	12,309
Netherlands	10,028	-	-	10,028
Russian Federation	4,743	-	-	4,743
Singapore	-	11,087	-	11,087
South Africa	-	4,242	-	4,242
South Korea	-	19,932	-	19,932
Spain	-	8,082	-	8,082
Sweden	9,408	22,604	-	32,012
Switzerland	-	28,683	-	28,683
Taiwan	-	20,850	-	20,850
United Kingdom	13,128	80,329	-	93,457
United States	964,117	-	-	964,117
Preferred Stock
Brazil	-	3,484	-	3,484
Exchange Traded Note	9,996	-	-	9,996
Rights	-	-	12	12
Investment Companies	108,243	-	-	108,243
Money Market Fund	-	51,636	-	51,636
Total Investments At Value	$1,201,467	$631,508	$12	$1,832,987

LMCG GLOBAL MULTICAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2015.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Rights

Balance as of 03/31/15	$-
Change in Unrealized Appreciation/(Depreciation)	-
Purchases	12
Transfers In	-
Balance as of 12/31/15	$12
Net change in unrealized appreciation/(depreciation) from investments held as of 12/31/15	$12

At December 31, 2015, foreign securities representing the following percentage of net assets of the Fund were fair valued by independent pricing services and are classified as using Level 2 inputs within the valuation inputs disclosure on the Fund’s Schedule of Investments:

LMCG Global Multicap Fund

Long Securities                                           34.99%

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK HARD CURRENCY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD
Foreign Bonds(a) - 52.4%
Non-U.S. Government - Austria - 2.0%
2,000,000	Austria Government Bond (b)	EUR	1.950%	6/18/2019	$2,335,549
Non-U.S. Government - New Zealand - 3.7%
6,000,000	New Zealand Government Bond, Series 1217 (b)	NZD	6.000	12/15/2017	4,361,938
Non-U.S. Government Agency - Norway - 1.3%
13,000,000	Kommunalbanken AS, EMTN (b)	NOK	3.000	9/2/2016	1,487,037
Non-U.S. Government Agency - Sweden - 15.9%
155,000,000	Kommuninvest I Sverige AB, Series 1610, MTN	SEK	2.000	10/12/2016	18,709,602
Regional Authority - Australia - 3.8%
6,000,000	New South Wales Treasury Corp., Series 16	AUD	6.000	4/1/2016	4,412,354
Regional Authority - Canada - 2.9%
1,700,000	Province of Alberta Canada	CAD	1.850	9/1/2016	1,238,689
3,000,000	Province of Saskatchewan Canada	CAD	4.500	8/23/2016	2,221,999
					3,460,688
Regional Authority - Norway - 4.3%
44,000,000	City of Oslo Norway	NOK	4.650	11/10/2016	5,109,063
Regional Authority - Sweden - 2.2%
14,000,000	City of Gothenburg Sweden, EMTN	SEK	1.630	12/5/2016	1,683,065
7,000,000	City of Gothenburg Sweden, EMTN	SEK	4.325	4/10/2017	877,893
					2,560,958
Supranational - Europe - 14.5%
4,850,000	European Financial Stability Facility, EMTN (b)	EUR	2.750	12/5/2016	5,414,275
5,500,000	European Investment Bank, EMTN	EUR	3.875	10/15/2016	6,169,390
5,000,000	European Stability Mechanism, EMTN (b)	EUR	0.000	10/28/2016	5,444,296
					17,027,961
Supranational - Finland - 1.8%
18,530,000	Nordic Investment Bank, EMTN	NOK	3.000	9/1/2016	2,120,488

Total Foreign Bonds (Cost $62,981,366)					61,585,638

Foreign Treasury Securities(a) - 13.4%
Non-U.S. Government - Belgium - 4.2%
4,497,000	Belgium Treasury Bill (c)	EUR	0.000	4/14/2016	4,892,617
Non-U.S. Government - France - 4.6%
5,000,000	France Treasury Bill BTF (b)(c)	EUR	0.000	3/31/2016	5,440,405
Non-U.S. Government - Sweden - 4.6%
45,000,000	Sweden Treasury Bill, Series 201D (c)	SEK	0.000	3/16/2016	5,336,776

Total Foreign Treasury Securities (Cost $15,729,635)					15,669,798
U.S. Treasury Bills(a) - 8.5%
10,000,000	U.S. Treasury Bill (d) (Cost $9,995,229)	USD	0.226	3/17/2016	9,998,140

Shares
Exchange Traded Product - United States - 18.7%
2,089,800	Van Eck Merk Gold Trust (e)(f) (Cost $26,699,007)	USD			21,984,696

Total Investments – 93.0% (Cost $115,405,237)*					$109,238,272
Foreign Currencies – 6.9% (Cost $8,212,529)					8,135,537
Net Unrealized Gain/Loss on Forward Currency Contracts – 0.0%					16,269
Other Assets and Liabilities, Net – 0.1%					108,555
NET ASSETS – 100.0%					$117,498,633

EMTN	European Medium Term Note
MTN	Medium Term Note
(a)	All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $24,483,500 or 20.8% of net assets.
(c)	Zero coupon bond. Interest rate presented is yield to maturity.
(d)	Rate presented is yield to maturity.
(e)	Non-income producing security.
(f)	Affiliate.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$558,735
Gross Unrealized Depreciation	(6,725,700)
Net Unrealized Depreciation	$(6,166,965)

Affiliated investments are investments that are managed by the adviser, and are noted in the Merk Hard Currency Fund’s Schedule of Investments.  Transactions during the period with affiliates were as follows:

Exchange Traded Product
Van Eck Merk Gold Trust	Balance 03/31/15	Gross Additions	Gross Reductions	Balance 12/31/15	Realized Loss	Investment Income
Shares/Principal	2,529,800	100,000	(540,000)	2,089,800
Cost	$32,588,125	$1,067,000	$(6,956,118)	$26,699,007	$(813,338)	$-
Proceeds		-	(6,142,780)
Value	29,828,872	1,052,000	(8,896,176)	21,984,696

As of December 31, 2015, the Merk Hard Currency Fund held the following futures contracts outstanding:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation

14	Gold 100 oz. Future	02/29/16	$1,509,409	$(25,129)

As of December 31, 2015, the Merk Hard Currency Fund had the following forward currency contracts outstanding:

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	(525,000,000)	Japanese Yen	01/06/16	$(4,283,735)	$(84,731)
J.P. Morgan Securities LLC	525,000,000	Japanese Yen	01/06/16	4,309,623	58,842
	(60,000,000)	Japanese Yen	02/03/16	(497,926)	(1,627)
	1,250,000,000	Japanese Yen	02/03/16	10,366,400	40,945
RBC Capital Markets, LLC	(686,078)	Australian Dollar	01/04/16	(500,000)	55
UBS Securities LLC	(641,560)	Euro	01/04/16	(700,000)	2,785
					$16,269

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of December 31, 2015.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Foreign Bonds	$-	$61,585,638	$-	$61,585,638
Foreign Treasury Securities	-	15,669,798	-	15,669,798
U.S. Treasury Bills	-	9,998,140	-	9,998,140
Exchange Traded Product	21,984,696	-	-	21,984,696
Total Investments At Value	$21,984,696	$87,253,576	$-	$109,238,272

Other Financial Instruments**
Forward Currency Contracts	-	102,627	-	102,627
Total Assets	$21,984,696	$87,356,203	$-	$109,340,899

Liabilities
Other Financial Instruments**
Forward Currency Contracts	-	(86,358)	-	(86,358)
Total Liabilities	$-	$(86,358)	$-	$(86,358)

**Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures and forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK ASIAN CURRENCY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD
Foreign Bonds(a) - 86.8%
Automotive - Germany - 5.3%
6,000,000	Volkswagen International Finance NV, EMTN	CNH	2.150%	5/23/2016	$901,055
Banks - China - 8.5%
5,600,000	Agricultural Development Bank of China (b)	CNH	3.000	5/21/2016	848,979
4,000,000	China Construction Bank (b)	CNH	3.380	5/28/2016	605,653
					1,454,632
Banks - South Korea - 4.4%
2,000,000	Export-Import Bank of Korea, EMTN (b)	CNH	3.625	1/27/2019	298,256
3,000,000	The Korea Development Bank (b)	CNH	3.550	6/19/2018	448,243
					746,499
Banks - United Kingdom - 1.8%
2,000,000	Standard Chartered PLC (b)	CNH	2.625	5/31/2016	301,875
Consumer Discretionary - Germany - 4.4%
4,000,000	BSH Hausgerate GmbH (b)	CNH	3.375	9/28/2016	602,762
1,000,000	BSH Hausgerate GmbH (b)	CNH	3.800	7/24/2017	150,366
					753,128
Consumer Staples - Netherlands - 4.4%
5,000,000	Unilever NV (b)	CNH	2.950	2/27/2017	748,024
Industrial - United States - 4.0%
4,500,000	Caterpillar Financial Services Corp., EMTN (b)	CNH	2.950	3/3/2016	682,644
Materials - China - 5.2%
6,000,000	Sinochem Offshore Capital Co., Ltd. (b)	CNH	3.550	5/13/2017	898,771
Materials - France - 5.7%
6,500,000	Air Liquide Finance SA (b)	CNH	3.000	9/19/2016	976,143
Non-U.S. Government - China - 4.4%
5,000,000	China Government Bond (b)	CNH	1.400	8/18/2016	751,146
Non-U.S. Government - United Kingdom - 3.5%
4,000,000	United Kingdom Government International Bond (b)	CNH	2.700	10/21/2017	597,486
Non-U.S. Government Agency - China - 4.4%
5,000,000	The Export-Import Bank of China (b)	CNH	3.000	5/14/2016	757,541
Non-U.S. Government Agency - France - 4.4%
5,000,000	Caisse d'Amortissement de la Dette Sociale (b)	CNH	3.800	2/6/2017	758,097
Non-U.S. Government Agency - Germany - 5.3%
6,000,000	KFW, EMTN (b)	CNH	1.375	5/12/2016	904,132
Non-U.S. Government Agency - Sweden - 3.6%
4,200,000	Svensk Exportkredit AB, EMTN (b)	CNH	2.500	9/25/2017	620,465
Regional Authority - Canada - 4.4%
5,000,000	Province of British Columbia Canada	CNH	2.850	11/13/2016	752,653
Supranational - Global - 8.7%
5,000,000	Asian Development Bank, EMTN	CNH	3.200	11/10/2019	742,408
5,000,000	International Bank for Reconstruction & Development, EMTN	CNH	2.375	9/26/2016	749,415
					1,491,823
Utilities - Hong Kong - 4.4%
5,000,000	HKCG Finance, Ltd., EMTN (b)	CNH	1.400	4/11/2016	753,543

Total Foreign Bonds (Cost $15,717,942)					14,849,657
U.S. Treasury Bills (a) - 2.9%
500,000	U.S. Treasury Bill (c) (Cost $499,987)	USD	0.041	1/28/2016	499,959
Time Deposit - 4.7%
5,254,498	Deutsche Bank (Cost $800,009)	CNH	5.040	2/17/2016	800,100

Shares
Money Market Fund - 1.5%
264,077	Morgan Stanley Institutional Liquidity Fund (d) (Cost $264,077)	USD	0.054		264,077

					Value in USD
Total Investments – 95.9% (Cost $17,282,015)*					$16,413,793
Foreign Currencies – 10.2% (Cost $1,750,795)					1,748,790
Net Unrealized Gain/Loss on Forward Currency Contracts – 0.0%					(432
Other Assets and Liabilities, Net – (6.1)%					(1,053,668
NET ASSETS – 100.0%					$17,108,483

EMTN	European Medium Term Note
PLC	Public Limited Company
(a)	All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $11,704,126 or 68.4% of net assets.
(c)	Rate presented is yield to maturity.
(d)	Variable rate security. Rate presented is as of December 31, 2015.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$91
Gross Unrealized Depreciation	(868,313)
Net Unrealized Depreciation	$(868,222)

As of December 31, 2015, the Merk Asian Currency Fund had the following forward currency contracts outstanding:

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
J.P. Morgan Securities LLC	31,500,000	Hong Kong Dollar	01/06/16	$4,065,217	$(515)
RBC Capital Markets, LLC	(1,642,375)	China Renminbi	01/05/16	(250,000)	(84)
Societe Generale Securities	(31,500,000)	Hong Kong Dollar	01/06/16	(4,064,688)	(14)
	31,500,000	Hong Kong Dollar	02/17/16	4,065,969	181
					$(432)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of December 31, 2015.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Foreign Bonds	$-	$14,849,657	$-	$14,849,657
U.S. Treasury Bills	-	499,959	-	499,959
Foreign Time Deposit	-	800,100	-	800,100
Money Market Fund	-	264,077	-	264,077
Total Investments At Value	$-	$16,413,793	$-	$16,413,793

Other Financial Instruments**
Forward Currency Contracts	-	181	-	181
Total Assets	$-	$16,413,974	$-	$16,413,974
Liabilities

Other Financial Instruments**
Forward Currency Contracts	$-	$(613)	$-	$(613)
Total Liabilities	$-	$(613)	$-	$(613)

**Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK ABSOLUTE RETURN CURRENCY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD
Foreign Bonds (a) - 74.4%
Non-U.S. Government - Australia - 4.8%
2,000,000	Australia Government Bond, Series 130 (b)	AUD	4.750%	6/15/2016	$1,475,492
Non-U.S. Government - New Zealand - 4.8%
2,000,000	New Zealand Government Bond, Series 1217 (b)	NZD	6.000	12/15/2017	1,453,979
Non-U.S. Government - United Kingdom - 4.6%
950,000	United Kingdom Gilt (b)	GBP	2.000	1/22/2016	1,401,835
Non-U.S. Government Agency - Germany - 4.7%
950,000	KFW, EMTN	GBP	3.750	9/7/2016	1,430,832
Non-U.S. Government Agency - Norway - 4.5%
12,000,000	Kommunalbanken AS, EMTN (b)	NOK	3.000	9/2/2016	1,372,650
Non-U.S. Government Agency - Sweden - 20.1%
51,000,000	Kommuninvest I Sverige AB, Series 1610, MTN	SEK	2.000	10/12/2016	6,156,062
Regional Authority - Australia - 17.5%
1,750,000	New South Wales Treasury Corp., Series 16	AUD	6.000	4/1/2016	1,286,936
2,000,000	Queensland Treasury Corp., Series 16 (b)	AUD	6.000	4/21/2016	1,474,106
2,000,000	Treasury Corp of Victoria, Series 116	AUD	5.750	11/15/2016	1,503,028
1,500,000	Western Australian Treasury Corp., Series 16	AUD	3.000	6/8/2016	1,096,618
					5,360,688
Regional Authority - Canada - 8.6%
1,800,000	Province of Manitoba Canada	CAD	2.050	12/1/2016	1,318,031
1,800,000	Province of Saskatchewan Canada	CAD	4.500	8/23/2016	1,333,200
					2,651,231
Supranational - Europe - 4.8%
1,300,000	European Investment Bank, EMTN	EUR	3.875	10/15/2016	1,458,219

Total Foreign Bonds (Cost $23,275,722)					22,760,988
Foreign Treasury Securities(a) - 12.9%
993,000	Belgium Treasury Bill (c)	EUR	0.000	4/14/2016	1,080,358
Non-U.S. Government - Canada - 4.7%
2,000,000	Canadian Treasury Bill (c)	CAD	0.471	6/16/2016	1,442,018
Non-U.S. Government - Norway - 4.6%
12,500,000	Norwegian Treasury Bill	NOK	0.570	3/16/2016	1,410,603

Total Foreign Treasury Securities (Cost $3,982,392)					3,932,979

Total Investments – 87.3% (Cost $27,258,114)*					$26,693,967

Foreign Currencies – 10.3% (Cost $3,142,854)					3,137,009
Net Unrealized Gain/Loss on Forward Currency Contracts – 1.3%					423,291
Other Assets and Liabilities, Net – 1.1%					338,065
NET ASSETS – 100.0%					$30,592,332

EMTN	European Medium Term Note
MTN	Medium Term Note
(a)	All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $7,178,062 or 23.5% of net assets.
(c)	Zero coupon bond. Interest rate presented is yield to maturity.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$170,434
Gross Unrealized Depreciation	(734,581)
Net Unrealized Depreciation	$(564,147)

As of December 31, 2015, Merk Absolute Return Currency Fund had the following forward currency contracts outstanding:

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	2,120,000	New Zealand Dollar	01/20/16	$1,454,858	$(6,905)
	(121,640,000)	Norwegian Krone	01/20/16	(13,985,726)	246,521
	(5,460,000)	Swedish Krona	01/20/16	(637,238)	(9,969)
	13,240,000	Swedish Krona	01/20/16	1,569,083	334
BNY Brokerage, Inc.	(484,700,000)	Japanese Yen	01/20/16	(4,014,937)	(19,413)
	(107,600,000)	Japanese Yen	01/20/16	(890,519)	(5,078)
	(4,875,000)	New Zealand Dollar	01/20/16	(3,280,583)	(49,026)
	2,870,000	New Zealand Dollar	01/20/16	1,954,691	5,509
	(37,220,000)	Norwegian Krone	01/20/16	(4,245,120)	41,131
	(6,700,000)	Norwegian Krone	01/20/16	(770,385)	13,621
	67,940,000	Norwegian Krone	01/20/16	7,756,988	(83,184)
	(875,000)	Pounds Sterling	01/20/16	(1,295,029)	5,028
	390,000	Pounds Sterling	01/20/16	575,101	(129)
	7,970,000	Swedish Krona	01/20/16	952,879	(8,147)
	8,450,000	Swedish Krona	01/20/16	1,009,177	(7,547)
	(2,835,000)	Swiss Franc	01/20/16	(2,874,379)	41,455
J.P. Morgan Securities LLC	(2,224,000)	Australian Dollar	01/20/16	(1,605,887)	(13,096)
	(2,105,000)	Australian Dollar	01/20/16	(1,516,747)	(15,609)
	1,975,000	Australian Dollar	01/20/16	1,436,342	1,379
	1,985,000	Australian Dollar	01/20/16	1,435,953	9,048
	2,145,000	Australian Dollar	01/20/16	1,527,118	34,356
	(20,255,000)	Canadian Dollars	01/20/16	(14,940,987)	302,064
	(5,800,000)	Canadian Dollars	01/20/16	(4,146,244)	(45,598)
	890,000	Canadian Dollars	01/20/16	641,561	1,670
	(960,000)	Euro	01/20/16	(1,053,131)	9,320
	605,000	Euro	01/20/16	661,485	(3,666)
	655,000	Euro	01/20/16	718,551	(6,367)
	1,005,000	Euro	01/20/16	1,089,305	3,434
	1,680,000	Euro	01/20/16	1,823,499	3,170
	(634,300,000)	Japanese Yen	01/20/16	(5,228,237)	(51,292)
	(251,150,000)	Japanese Yen	01/20/16	(2,087,505)	(2,916)
	(138,950,000)	Japanese Yen	01/20/16	(1,154,083)	(2,453)
	(72,250,000)	Japanese Yen	01/20/16	(601,030)	(335)
	(70,300,000)	Japanese Yen	01/20/16	(584,264)	(870)
	184,400,000	Japanese Yen	01/20/16	1,525,143	9,691
	463,250,000	Japanese Yen	01/20/16	3,833,132	22,680
	2,090,000	New Zealand Dollar	01/20/16	1,409,848	17,615
	4,040,000	New Zealand Dollar	01/20/16	2,720,019	39,287
	(1,680,000)	Pounds Sterling	01/20/16	(2,505,184)	28,381
	(865,000)	Pounds Sterling	01/20/16	(1,304,796)	29,538
	(745,000)	Pounds Sterling	01/20/16	(1,107,728)	9,384
	710,000	Pounds Sterling	01/20/16	1,058,730	(11,986)
	(31,260,000)	Swedish Krona	01/20/16	(3,669,217)	(36,218)
	20,545,000	Swedish Krona	01/20/16	2,439,906	(4,584)
	(3,405,000)	Swiss Franc	01/20/16	(3,452,117)	49,611
	(875,000)	Swiss Franc	01/20/16	(882,684)	8,325
	1,270,000	Swiss Franc	01/20/16	1,286,855	(17,785)
	1,350,000	Swiss Franc	01/20/16	1,363,508	(14,497)
	1,650,000	Swiss Franc	01/20/16	1,683,705	(34,913)
	2,290,000	Swiss Franc	01/20/16	2,321,197	(32,874)
RBC Capital Markets, LLC	(5,830,000)	Australian Dollar	01/20/16	(4,209,930)	(34,077)
	1,150,000	Australian Dollar	01/20/16	824,167	12,987
	(3,600,000)	Canadian Dollars	01/20/16	(2,590,280)	(11,553)
	(1,915,000)	Canadian Dollars	01/20/16	(1,374,408)	(9,622)
	(1,815,000)	Canadian Dollars	01/20/16	(1,323,699)	11,941
	5,690,000	Canadian Dollars	01/20/16	4,133,708	(21,367)
	5,750,000	Canadian Dollars	01/20/16	4,207,978	(52,273)
	2,050,000	Euro	01/20/16	2,250,340	(21,369)
	872,250,000	Japanese Yen	01/20/16	7,202,208	57,874
	1,678,350,000	Japanese Yen	01/20/16	13,799,077	170,493
	(5,110,000)	New Zealand Dollar	01/20/16	(3,388,967)	(101,145)
	(72,260,000)	Norwegian Krone	01/20/16	(8,251,636)	89,889

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
	(14,380,000)	Norwegian Krone	01/20/16	(1,651,998)	$27,781
	10,130,000	Norwegian Krone	01/20/16	1,160,260	(16,080)
	30,600,000	Norwegian Krone	01/20/16	3,527,892	(71,630)
	33,660,000	Norwegian Krone	01/20/16	3,867,388	(65,500)
	(7,000,000)	Pounds Sterling	01/20/16	(10,590,993)	270,984
	(6,415,000)	Pounds Sterling	01/20/16	(9,704,606)	247,055
	(1,670,000)	Pounds Sterling	01/20/16	(2,491,805)	29,746
	430,000	Pounds Sterling	01/20/16	650,642	(16,698)
	3,020,000	Pounds Sterling	01/20/16	4,577,499	(125,152)
	13,490,000	Swedish Krona	01/20/16	1,590,846	8,204
	28,070,000	Swedish Krona	01/20/16	3,330,393	(3,087)
	6,330,000	Swiss Franc	01/20/16	6,421,194	(95,830)
Societe Generale Securities	(12,885,000)	Australian Dollar	01/20/16	(9,285,392)	(94,374)
	(1,260,000)	Australian Dollar	01/20/16	(908,164)	(9,066)
	1,465,000	Australian Dollar	01/20/16	1,050,236	16,226
	2,750,000	Australian Dollar	01/20/16	1,976,336	25,554
	(5,285,000)	Canadian Dollars	01/20/16	(3,819,186)	(449)
	(1,665,000)	Canadian Dollars	01/20/16	(1,212,695)	9,348
	5,465,000	Canadian Dollars	01/20/16	3,924,242	25,485
	(4,175,000)	Euro	01/20/16	(4,571,071)	31,581
	(3,485,000)	Euro	01/20/16	(3,799,943)	10,692
	(1,480,000)	Euro	01/20/16	(1,626,720)	17,512
	(970,000)	Euro	01/20/16	(1,067,445)	12,761
	4,455,000	Euro	01/20/16	4,885,893	(41,958)
	(303,300,000)	Japanese Yen	01/20/16	(2,481,803)	(42,683)
	490,450,000	Japanese Yen	01/20/16	4,021,222	60,987
	(3,195,000)	New Zealand Dollar	01/20/16	(2,158,790)	(23,384)
	(2,135,000)	New Zealand Dollar	01/20/16	(1,435,067)	(23,131)
	1,170,000	New Zealand Dollar	01/20/16	789,502	9,604
	(65,300,000)	Norwegian Krone	01/20/16	(7,538,783)	163,166
	37,135,000	Norwegian Krone	01/20/16	4,268,213	(73,824)
	40,960,000	Norwegian Krone	01/20/16	4,666,908	(40,488)
	(2,115,000)	Pounds Sterling	01/20/16	(3,179,169)	61,052
	(1,640,000)	Pounds Sterling	01/20/16	(2,442,919)	25,088
	2,135,000	Pounds Sterling	01/20/16	3,186,104	(38,502)
	8,525,000	Pounds Sterling	01/20/16	12,931,013	(362,717)
	(28,990,000)	Swedish Krona	01/20/16	(3,409,883)	(26,477)
	(12,840,000)	Swedish Krona	01/20/16	(1,523,624)	1,622
					$423,291

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of December 31, 2015.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Foreign Bonds	$-	$22,760,988	$-	$22,760,988
Foreign Treasury Securities	-	3,932,979	-	3,932,979
Total Investments At Value	$-	$26,693,967	$-	$26,693,967

Other Financial Instruments**
Forward Currency Contracts	-	2,330,184	-	2,330,184
Total Assets	$-	$29,024,151	$-	$29,024,151

Level 1	Level 2	Level 3	Total
Liabilities

Other Financial Instruments**
Forward Currency Contracts	$-	$(1,906,893)	-	(1,906,893)
Total Liabilities	$-	$(1,906,893)	$-	$(1,906,893)

**Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2015

Shares	Security Description	Value

Common Stock - 100.1%
Consumer Discretionary - 13.9%
31,237	Discovery Communications, Inc., Class A (a)	$833,403
19,512	Kohl's Corp.	929,357
20,300	McDonald's Corp.	2,398,242
18,830	Polaris Industries, Inc.	1,618,438
25,648	The TJX Cos., Inc.	1,818,700
88,181	Twenty-First Century Fox, Inc., Class B	2,401,169
8,659	Viacom, Inc., Class B	356,404
		10,355,713
Consumer Staples - 8.2%
14,150	Diageo PLC, ADR	1,543,341
22,420	PepsiCo, Inc.	2,240,206
38,305	Wal-Mart Stores, Inc.	2,348,096
		6,131,643
Energy - 10.8%
37,100	Dril-Quip, Inc. (a)	2,197,433
50,952	Exxon Mobil Corp.	3,971,709
10,504	Schlumberger, Ltd.	732,654
42,926	The Williams Cos., Inc.	1,103,198
		8,004,994
Financial - 19.9%
36,200	Aflac, Inc.	2,168,380
38,180	American International Group, Inc.	2,366,015
16,336	Berkshire Hathaway, Inc., Class B (a)	2,157,005
20,780	Discover Financial Services	1,114,224
40,230	JPMorgan Chase & Co.	2,656,387
21,000	MasterCard, Inc., Class A	2,044,560
29,100	Visa, Inc., Class A	2,256,705
		14,763,276
Health Care - 16.3%
44,079	Abbott Laboratories	1,979,588
21,908	Gilead Sciences, Inc.	2,216,870
15,055	Johnson & Johnson	1,546,450
22,684	Merck & Co., Inc.	1,198,169
38,210	Mylan NV (a)	2,066,015
6,600	Perrigo Co PLC	955,020
65,537	Pfizer, Inc.	2,115,534
		12,077,646
Industrials - 11.9%
25,462	Cummins, Inc.	2,240,911
10,034	Danaher Corp.	931,958
14,865	General Dynamics Corp.	2,041,856
61,448	General Electric Co.	1,914,105
17,834	United Technologies Corp.	1,713,312
		8,842,142

Shares	Security Description	Value

Technology - 19.1%
4,425	Alphabet, Inc., Class A (a)	$3,442,694
33,574	Apple, Inc.	3,533,999
16,848	IBM	2,318,622
72,298	Intel Corp.	2,490,666
43,147	Microsoft Corp.	2,393,796
		14,179,777

Total Common Stock (Cost $64,689,457)	74,355,191

Total Investments - 100.1% (Cost $64,689,457)*	$74,355,191

Other Assets & Liabilities, Net – (0.1)%	(79,124)
Net Assets – 100.0%	$74,276,067

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$14,559,395
Gross Unrealized Depreciation	(4,893,661)
Net Unrealized Appreciation	$9,665,734

PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2015

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$74,355,191
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$74,355,191

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	February 22, 2016

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer
Date	February 22, 2016